MINNESOTA MUNICIPAL
BOND FUNDS

[GRAPHIC OMITTED: ILLUSTRATION OF BUILDINGS, BRIDGE, AIRPLANES]

FOR TAX-EXEMPT INCOME

service and guidance

professional management

goals

1998
Semi-Annual Report

TAX-FREE MINNESOTA FUND
MINNESOTA INSURED FUND
TAX-FREE MINNESOTA INTERMEDIATE FUND
MINNESOTA HIGH YIELD MUNICIPAL BOND FUND

 [GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]



                                                         JULY 13, 1998





DEAR SHAREHOLDER:

DELAWARE INVESTMENTS' FOUR Minnesota municipal bond funds each provided attractive results for the first half of fiscal 1998 as long-term interest rates fell to record lows. Minnesota's booming economy helped the state post its fifth consecutive budget surplus, boosting investor confidence in the state's bond market.

     Each Fund outperformed the average of its peers for the six months ended June 30, 1998, as shown below. Tax-Free Minnesota Fund and
Minnesota High Yield Municipal Bond Fund also outpaced the unmanaged Lehman Brothers Municipal Bond Index for the period.

     Minnesota municipalities issued 85.9% more bonds between January and June 1998 than a year earlier according to The Bond Buyer, a trade publication. The state's leaders took advantage of record low interest rates to refinance old debt and start new projects. This huge increase in supply gave your Funds' portfolio manager - Elizabeth H. Howell - ample opportunity to select new bonds.

MINNESOTA MUNICIPALITIES ISSUED 85.9% MORE BONDS BETWEEN JANUARY AND JUNE 1998 THAN A YEAR EARLIER. THE STATE LEADERS TOOK ADVANTAGE OF RECORD LOW INTEREST RATES TO REFINANCE OLD DEBT AND START NEW PROJECTS.

CUMULATIVE TOTAL RETURN
                                                       Six Months Ended
                                                        June 30, 1998

Tax-Free Minnesota Fund A Class                             +2.70%
Lipper Minnesota Municipal Debt Fund Average (47 funds)     +2.36%
Lehman Brothers Municipal Bond Index                        +2.69%
Minnesota Insured Fund A Class                              +2.50%
Lehman Brothers Insured Municipal Bond Index                +2.69%
Tax-Free Minnesota Intermediate Fund A Class                +2.08%
Lipper Intermediate Municipal Debt Fund Average (81 funds) +1.92% Merrill Lynch Three-to-Seven Year Municipal Bond Index +2.29%
Minnesota High Yield Municipal Bond Fund A Class            +3.51%
Lipper High-Yield Municipal Debt Fund Average (52 funds)    +2.88%

All performance shown above is at net asset value with distributions reinvested. Past performance does not guarantee future results. Performance of other Fund classes vary due to different charges and expenses. The unmanaged Lehman Brothers and Merrill Lynch Indexes are composed of bonds with a variety of quality ratings from many states. Complete performance information for all funds can be found on pages 7 and 8.

     Strong investor demand helped absorb the bonanza of new issuance, enabling Minnesota bonds to generally outperform those in many other states. Still, income was the primary component of total return during the first half of 1998.

     We view the municipal debt market's current prospects as compelling, especially when viewed against taxable fixed-income alternatives. Yields on longer term Minnesota municipal bonds averaged more than 91.5% of U.S. Treasury bond yields as of June 30, a level not seen since the ill-fated flat tax debate in Washington two years ago. This occurred because of the large increase in municipal bond supply, a condition we view as temporary. For taxpayers willing to accept higher risks, high-yield Minnesota municipal bonds offered yields as of mid-year that were even higher than U.S. Treasury bond yields.

     Cash flows in bond mutual funds have accelerated in recent months as some equity investors have sought to diversify their portfolios and minimize their federal income tax burden. We are pleased to report that Minnesota High Yield Municipal Bond Fund maintained an attractive SEC yield (see below) even as assets grew 44% during the first half of fiscal 1998.

     On the pages that follow, Ms. Howell reviews each Fund's performance for the first half of fiscal 1998 and outlines her approach for the balance of the year. As you review your portfolio with your financial adviser, keep in mind that Delaware Investments has a broad array of equity and bond fund options for tax-sensitive investors.


Sincerely,

/S/Wayne A. Stork

WAYNE A. STORK
Chairman

/S/Jeffrey J. Nick

JEFFREY J. NICK
President and Chief Executive Officer




PORTFOLIO HIGHLIGHTS AND QUALITY
JUNE 30, 1998
                              Tax-Free   Minnesota   Tax-Free Minn.  Minnesota High
                             Minnesota    Insured    Intermediate   Yield Municipal
                               Fund         Fund         Fund          Bond Fund

AAA                            42.2%        100%         39.6%            7.0%
AA                              9.9%        0.0%          8.4%            6.8%
A                              19.4%        0.0%          9.1%           15.8%
BBB                             6.4%        0.0%         23.7%           18.0%
B & Unrated                    17.1%        0.0%         19.2%           52.5%
Average Effective
  Maturity                   9.0 years     9.3 years     5.1 years     11.4 years
Average Effective
  Duration                   7.2 years     6.8 years     4.2 years     7.6 years
AMT Income*                    None       21.92%          None          15.78%
Current 30-Day SEC Yield
  (A Class)                    4.19%       3.96%         3.91%           5.01%
Current 30-Day SEC Yield
  (B and C Classes)            3.61%**     3.37%***      3.17%           4.45%

  * Percentage of income generated for the six months ended June 30, 1998 that was subject to the federal alternative minimum tax.
 ** 3.60% for Class C shares.
*** 3.36% for Class C shares.




PORTFOLIO MANAGER'S REVIEW

AS OF MID-JULY, MINNESOTA WAS expected to generate $10.3 billion in revenue during its 1998 fiscal year, 3.2% more than state officials anticipated when the year began. The state's treasury is projected to have a $317 million surplus for the year, the fifth in a row.

     This was great news for the state's general obligation municipal bonds, which enjoy a AAA credit rating from Standard & Poor's, the highest rating available. Prices of many securities have risen modestly since January as interest rates have fallen nationwide and inflation has been negligible. Minnesota bonds did not rally as much as Treasuries during the first half of fiscal 1998 because of the huge increase in state bond issuance. The yield on 30-year U.S. Treasury bonds fell to 5.65% as of June 30, the lowest level in a generation.

     Still, real yields after inflation remain high. If one subtracts the U.S. Consumer Price Index (1.7%) from 10-year Treasury bond yields, the pre-tax yield is nearly 4%, the highest level since late 1994.

     For income-oriented Minnesota residents in high tax brackets, keeping what you earn requires a tax-savvy investment strategy. officials said in July that more than two-thirds of the state's surplus came from individual investors in the form of taxes on investment income and capital gains. We think such figures make a compelling argument for tax-exempt investing.

FOR MINNESOTA INVESTORS IN THE HIGHEST FEDERAL TAX BRACKET (39.6%), MEDIUM-QUALITY, 30-YEAR GENERAL OBLIGATION MUNICIPAL BONDS PROVIDED A TAXABLE EQUIVALENT YIELD OF 9.32% AS OF JUNE 30.

     Given the probable tempering effects of the Asian slump on the U.S. economy, the Federal Reserve Board is likely to maintain its current interest rate policy, in our view. This makes a solid case for bonds' income and total return potential, especially for tax-sensitive investors seeking to diversify their portfolios. We anticipate that favorable economic conditions can drive long-term interest rates even lower through 1999.

ASSET MIX
June 30, 1998

                                                             Minnesota
                   Tax-Free Minnesota Tax-Free Minn. High Yield Minnesota Insured Intermediate Municipal
                      Fund        Fund          Fund         Bond Fund

Housing              19.1%       19.4%          7.2%           33.4%
Health Care          21.5%       20.7%         14.4%           29.2%
General Obligation   12.4%       20.3%          2.5%            5.0%
Power Authority      17.5%        9.5%          6.0%            2.8%
Pre-Refunded         12.9%       29.8%         31.3%            0.0%
Education             4.9%        0.0%          6.6%            5.1%
Industrial            8.2%        0.0%         23.4%           11.6%
Cash & Other
Revenue Bonds         3.5%        0.3%          8.6%           12.9%



For Minnesota investors in the highest federal tax bracket
(39.6%), medium-quality, 30-year general obligation bonds provided a taxable equivalent yield of 9.32% as of June 30. After factoring out inflation, long-term tax-exempt debt provided an attractive annualized real rate of return of 7.5%. That compares to an after-inflation, after tax yield of 1.72% on 30-year Treasuries for investors in the highest tax bracket.

STRATEGIC POSITIONING

Since January, we positioned each of the Minnesota Funds to benefit from gradually declining long-term interest rates. The average effective duration of Tax-Free Minnesota, Minnesota Insured and Minnesota High Yield Municipal Bond Fund were kept slightly longer than that of the average of each fund's peers, enabling each Fund to benefit from the rise in bond prices.

Minnesota

     We took a somewhat more conservative approach to interest rate risk with Tax-Free Minnesota Intermediate Fund, keeping our duration slightly lower than that of the Fund's unmanaged benchmark. As occurred last year, the difference in yield between bonds maturing in two to 10 years and bonds with longer maturities has narrowed since January. Still, despite our conservative stance, the Fund's SEC yield (see page 3) was higher than the average of its 80 peers in the Lipper Intermediate Municipal Debt Fund Average as of June 30.

SINCE JANUARY, WE POSITIONED EACH OF THE MINNESOTA FUNDS TO BENEFIT FROM GRADUALLY DECLINING LONG-TERM INTEREST RATES.

     Lower quality bonds tended to outperform bonds with AAA ratings during the first half of 1998 as a strong economy helped municipalities meet their obligations and led to selected credit upgrades. Hence, the total returns of Tax-Free Minnesota Fund and Minnesota High Yield Municipal Bond Fund outpaced that of Minnesota Insured Fund, which invests primarily in bonds rated AAA.

     Minnesota High Yield Municipal Bond Fund invests in higher risk bonds as well as more liquid, investment grade rated bonds. As of June 30, a majority of the Fund's net assets were invested in bonds rated BBB or higher while the balance was invested in unrated securities that in our view show underlying financial strength.

     In managing each Fund, we seek good structure - an effective combination of average coupon, call date, and effective maturity that represent each portfolio's mathematical underpinnings. As interest rates fall, we also believe it is important to structure the portfolio to benefit from a possible interest rate decline.



OUTLOOK

Prospects for Minnesota's economy remain strong, according to the Mid-America Business Conditions Index, a monthly measure of regional purchasing manager activity compiled by Creighton University in Nebraska. Although export orders from Minnesota to Asia appear to be declining, domestic demand remains firm, according to the Index. As of mid-year, Minnesota's unemployment rate of 2.7% was among the five lowest in the country, government statistics show.

Outlook

     In St. Paul in April, the State Demographic Center released a report that says Minnesota's population of 4.7 million, including the population of rural counties, is growing faster than anticipated. The state is expected to add more than 600,000 people by the year 2025, and many economists believe that should help fuel long-term economic growth.

     We believe Minnesota's municipalities will continue to show positive credit characteristics, provide attractive income and offer relatively competitive total return opportunities in the months ahead. While some of the state's large multinational corporations such as 3M face sluggish earnings because of slumping sales in Asia, our view is that the diversity of the state's economy should allow it to weather the fallout from the financial problems of the Pacific Rim.

THE DIVERSITY OF THE STATE'S ECONOMY SHOULD ALLOW IT TO WEATHER THE FALLOUT FROM THE FINANCIAL PROBLEMS OF THE PACIFIC RIM.

     Historically, Minnesota municipal bond yields have averaged between 80% and 85% of Treasury yields, making the current environment - with yields averaging more than 91.5% - unusually attractive. We believe this investment opportunity is being driven by the temporary increase in bond supply, a situation that will not, in our opinion, persist indefinitely.

ELIZABETH H. HOWELL

Vice President/Senior Portfolio Manager

July 13, 1998

[PHOTO OF KEYBOARD]



TAX-FREE MINNESOTA FUND PERFORMANCE
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1998

                              Lifetime  Ten Years  Five Years  One Year
Class A (Est. 2/29/84)
     Excluding Sales Charge    +8.95%     +7.65%     +6.00%     +8.97%
     Including Sales Charge    +8.66%     +7.23%     +5.19%     +4.85%

Class B (Est. 3/11/95)
     Excluding Sales Charge    +7.25%                           +8.19%
     Including Sales Charge    +6.47%                           +4.19%

Class C (Est. 5/4/94)
     Excluding Sales Charge    +6.57%                           +8.32%
     Including Sales Charge    +6.57%                           +7.32%

MINNESOTA INSURED FUND PERFORMANCE
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1998

                              Lifetime  Ten Years  Five Years  One Year
Class A  (Est. 5/1/87)
     Excluding Sales Charge    +7.52%    +7.64%      +5.66%     +8.28%
     Including Sales Charge    +7.16%    +7.23%      +4.85%     +4.26%

Class B  (Est. 3/7/95)
     Excluding Sales Charge    +6.77%                           +7.49%
     Including Sales Charge    +5.98%                           +3.49%

Class C  (Est. 5/4/94)
     Excluding Sales Charge    +6.09%                           +7.48%
     Including Sales Charge    +6.09%                           +6.48%

All performance includes reinvestment of distributions and applicable sales charges as described below. Return and share value will fluctuate so that shares when redeemed may be worth more or less than the original cost. Past performance does not guarantee future results. Performance for Class B and C shares excluding sales charge assumes either contingent sales charges did not apply or the investment was not redeemed. Returns reflect a voluntary expense limitation in effect at the time. Returns would have been lower without the limitation.

Class A shares of each Fund have a 3.75% maximum front-end sales charge except Tax-Free Minnesota Intermediate Fund, which has a 2.75% maximum front-end sales charge. All Funds have a 12b-1 fee.
Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year for each Fund except Tax-Free Minnesota Intermediate Fund, which is subject to a deferred sales charge of 2% if redeemed before the end of the third year.
Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.



TAX-FREE MINNESOTA INTERMEDIATE FUND PERFORMANCE
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1998

                              Lifetime  Ten Years  Five Years  One Year
Class A (Est. 10/27/85)
     Excluding Sales Charge    +6.15%     +5.98%     +4.90%     +6.27%
     Including Sales Charge    +5.92%     +5.68%     +4.32%     +3.36%

Class B (Est. 8/15/95)
     Excluding Sales Charge    +4.73%                           +5.49%
     Including Sales Charge    +4.41%                           +3.49%

Class C (Est. 4/30/94)
     Excluding Sales Charge    +4.83%                           +5.39%
     Including Sales Charge    +4.83%                           +4.39%

MINNESOTA HIGH YIELD MUNICIPAL BOND FUND PERFORMANCE
AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 1998

                                                   Lifetime    One Year
Class A (Est. 6/4/96)
     Excluding Sales Charge                         +9.79%     +10.75%
     Including Sales Charge                         +7.78%      +6.60%
Class B (Est. 6/12/96)
     Excluding Sales Charge                        +10.20%      +9.84%
     Including Sales Charge                         +8.87%      +5.84%
Class C (Est. 6/7/96)
     Excluding Sales Charge                         +9.05%      +9.95%
     Including Sales Charge                         +9.05%      +8.95%

Please turn to page 7 for important additional information. All performance includes reinvestment of distributions. Past performance is not a guarantee of future results.





FINANCIAL STATEMENTS
VOYAGEUR TAX FREE FUNDS, INC.
DELAWARE - VOYAGEUR TAX-FREE MINNESOTA FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)


                                                         PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                         ---------       ---------
  MUNICIPAL BONDS - 100.00%
  GENERAL OBLIGATION BONDS - 12.43%
  Farmington Independent School District Number 192
    Capital Appreciation Series B Zero Coupon
    2/1/21                                               $2,500,000    $   760,025
  Farmington Minnesota Independent School District
    Number 192 Capital Appreciation Series B
    Zero Coupon 2/1/20                                    2,650,000        850,836
  Hennepin County 5.75% 10/1/10                           7,990,000      8,522,134
  Hutchinson Independent School District Series A
    (MN School District Enhanced) 5.85% 2/1/18            1,700,000      1,830,203
  Lakeville Independent School District #194,
    Inverse Floater 6.47% 2/1/15 (MBIA)                   4,250,000      4,349,280
  Lakeville Minnesota Independent School District #194
    Capital Appreciation Series B Zero Coupon
    2/1/19                                                8,000,000      2,680,240
  Mahtomedi Independent School District #832 Series B
    Zero Coupon 2/1/14 (MBIA)                             1,540,000        715,992
  Minneapolis Convention Center Facilities, Inverse
    Floater 7.07% 4/1/14                                    850,000        909,696
  Minneapolis Sports Arena Project, Inverse Floater
    6.42% 10/1/20                                         4,220,000      4,305,750
  Minneapolis Sports Arena Project, Inverse Floater
    6.37% 4/1/14                                            580,000        610,183
  Minneapolis Unlimited Tax Series 1992 6.30%
    10/1/08                                               1,750,000      1,900,588
  Minnetonka Independent School District #276 5.75%
    2/1/22 (FSA)                                          4,550,000      4,838,834
  North St. Paul, Maplewood Independent School
    District #622, Inverse Floater 6.42% 2/1/20           2,250,000      2,265,795
  Pine Island Independent School District #255 6.625%
    6/1/12 (FSA)                                            240,000        254,791
  Pine Island Independent School District #255 6.625%
    6/1/13 (FSA)                                            310,000        329,976
  Pine Island Independent School District #255 6.625%
    6/1/14 (FSA)                                            330,000        351,265
  Pine Island Independent School District #255 6.625%
    6/1/15 (FSA)                                            355,000        377,479
  Pine Island Independent School District #255 6.625%
    6/1/16 (FSA)                                            380,000        403,742
  Richfield Minnesota Independent School District #280
    Series C, Inverse Floater 6.65% 2/1/15                1,365,000      1,415,164
  Rochester Tax Increment 6.50% 12/1/04                   1,000,000      1,010,530
  Rosemount - Apple Valley Independent School
    District #196 Inverse Floater 7.92%
    4/1/15 (FSA)                                          4,000,000      4,502,480
  Rosemount Independent School District #196 Series B
    Zero Coupon 4/1/11(FSA)                               2,600,000      1,424,592
  Rosemount Independent School District #196 Zero
    Coupon 4/1/12 (FSA)                                   1,850,000        953,990
  Rosemount Independent School District #196 Zero
    Coupon 4/1/13 (FSA)                                   1,915,000        934,290
  Rosemount Independent School District #196,
    Inverse Floater 5.875% 4/1/15                         1,375,000      1,475,884
  Sartell Independent School District #748 Zero Coupon
    2/1/13 (MBIA)                                           540,000        265,599
  Sartell Independent School District #748 Zero Coupon
    2/1/15 (MBIA)                                         1,075,000        472,742
  Sartell Independent School District #748 Zero Coupon
    2/1/16 (MBIA)                                         1,750,000        718,673
  Sartell Independent School District #748 Zero Coupon
    2/1/17 (MBIA)                                         1,600,000        626,880
  Spring Lake Park Independent School District #16,
    Inverse Floater  6.67% 2/1/17 (MBIA)                  1,000,000      1,043,150
  Washington County 5.90% 2/1/10                          1,680,000      1,758,943
                                                                      ------------
                                                                        52,859,726
                                                                      ------------

  HIGHER EDUCATION REVENUE BONDS - 4.89%
  Minnesota Higher Education Augsburg College Series
    4F1 6.25% 5/1/23                                      1,000,000      1,067,960
  Minnesota Higher Education Carleton College 5.75%
    11/1/12                                               4,000,000      4,285,360
  Minnesota Higher Education Facilities Revenue -
    Hamline University 6.00% 10/1/12                      1,250,000      1,333,425
  Minnesota Higher Education Facilities Revenue -
    Hamline University 6.00% 10/1/16                      1,790,000      1,890,902
  Minnesota Higher Education St. Benedicts College
    6.20% 3/1/16                                          1,000,000      1,043,150
  Minnesota Higher Education St. Thomas University
    Series R2 5.60% 9/1/14                                1,000,000      1,034,640
  University Of Minnesota Series A 5.50% 7/1/21           9,500,000     10,158,065
                                                                      ------------
                                                                        20,813,502
                                                                      ------------

  HOSPITAL REVENUE BONDS - 21.49%
  Bemidji Hospital Facilities Revenue North County
    Health 6.05% 9/1/16                                     600,000        634,122
  Bemidji Hospital Facilities Revenue North County
    Health 6.05% 9/1/24                                   1,825,000      1,916,524
  Brainerd Benedictine Health Care Systems for
    St. Joseph's Hospital 6.00% 2/15/12 (Connie Lee)      2,250,000      2,409,998
  Duluth Economic Development Authority Benedictine
    for St. Luke's Hospital 6.40% 5/1/18 (Connie Lee)     3,295,000      3,559,325
  Duluth Economic Development Authority St. Luke's
    Hospital 6.00% 2/15/20 (Connie Lee)                   9,450,000     10,093,545
  Little Canada Health Care 1992 (Presbyterian Homes
    Guaranteed) 7.25% 7/1/12                              1,000,000      1,043,520
  Minneapolis Fairview Hospital Series 91B 6.50%
    1/1/11 (MBIA)                                         3,000,000      3,254,100
  Minneapolis Health Care-American Baptist Homes
    8.70% 11/1/09                                         2,485,000      2,747,689
  Minneapolis/St. Paul HRA Children's Hospital Health
    Care, Inverse Floater 7.17% 8/15/25                   6,500,000      6,895,330
  Minneapolis/St. Paul HRA HealthOne 7.40%
    8/15/11 (MBIA)                                        1,360,000      1,470,609
  Minneapolis/St. Paul HRA Health Care System for
    Healthspan Series A  4.75% 11/15/18 (AMBAC)          11,030,000     10,584,278
  Robbinsdale North Memorial Medical 5.50%
    5/15/23 (AMBAC)                                      10,725,000     10,988,513
  Rochester Health Care Facilities Revenue Ref IRS
    Series H for Mayo Clinic, Inverse Floater
    7.915% 11/15/15                                       3,500,000      4,054,960
  Rochester Minnesota Health Care Facilities Revenue
    Mayo Foundation - Series B 5.50% 11/15/27             2,000,000      2,066,780
  Springfield St. John's Lutheran Home Revenue
    8.50% 11/1/19                                           600,000        632,484
  Spring Park Twin Birch Health Care Center
    (Guarantor: Presbyterian Homes of Minnesota)
    8.25% 8/1/11                                            600,000        641,892
  St. Cloud Hospital Facilities Revenue for St. Cloud
    Hospital 5.30% 10/1/20 (AMBAC)                        7,250,000      7,344,975
  St. Louis Park Commercial Development Revenue for
    G & N, L P Project (Methodist Hospital Guaranteed)
    7.25% 6/1/13                                          1,120,000      1,202,533
  St. Louis Park Methodist Hospital 5.20% 7/1/23
    (AMBAC)                                              10,220,000     10,237,681
  St. Paul Housing & Redevelopment Hospital Revenue
    for Health East Series A 6.625% 11/1/17               8,900,000      9,617,340
                                                                      ------------
                                                                        91,396,198
                                                                      ------------

  HOUSING REVENUE BONDS - 19.11%
  Austin Housing & Redevelopment Authority Courtyard
    Residence Series 95A 7.25% 1/1/26                       500,000        553,250
  Bloomington Housing & Redevelopment Authority
    Senior Summerhouse Bloomington Project
    6.125% 5/1/35                                         3,420,000      3,471,266
  Brooklyn Center Multifamily Housing Revenue Bonds
    Family Housing Project - (Section 8) 5.90%
    1/1/20                                                2,250,000      2,338,133
  Burnsville Multifamily - Bridgeway Apartments
    7.625% 2/1/24 (FHA)                                   3,370,000      3,528,053
  Burnsville Multifamily - Coventry Court Apartments
    Project 7.50% 9/1/17 (FHA)                            1,000,000      1,040,720
  Carver County Housing & Redevelopment Authority
    Multifamily Revenue Lake Grace Apartments
    6.00% 7/1/28                                          1,435,000      1,500,780
  Dakota County Housing & Redevelopment Authority
    Single Family 8.10% 3/1/16 (GNMA)                       115,000        118,594
  Eagan Forest Ridge Apartments Project 7.50%
    9/1/17 (FHA)                                          1,000,000      1,034,690
  Eden Prairie Multifamily Revenue, Eden Investments
    7.40% 8/1/25 (FHA)                                      400,000        421,720
  Eden Prairie Multifamily Windslope Apartments -
    (Section 8) Housing 7.10% 11/1/17                     1,585,000      1,685,790
  Eden Prarie Multifamily Homes, Tanager Creek 8.05%
    6/20/31 (GNMA)                                        7,605,000      8,929,335
  Edina Park Plaza Multifamily Housing 7.50%
    12/1/09 (FHA)                                         1,490,000      1,561,952
  Edina Park Plaza Multifamily Housing 7.70%
    12/1/28 (FHA)                                         1,250,000      1,301,250
  Hopkins Renaissance Multifamily Housing - (Section 8)
    6.375% 4/1/20                                         1,000,000      1,064,280
  Little Canada Multifamily Housing Revenue, Housing
    Alternative Development Company Project Series A
    6.10% 12/1/17                                         1,700,000      1,720,961
  Little Canada Multifamily Housing Revenue, Housing
    Alternative Development Company Project Series A
    6.25% 12/1/27                                         2,900,000      2,935,728
  Minneapolis Housing Facility Revenue 1993 for
    Augustana Chapel View Project 7.00% 4/1/18            1,000,000      1,029,040
  Minneapolis Multifamily Mortgage for Seward Towers
    Project 7.375% 12/20/30 (GNMA)                        4,000,000      4,212,160
  Minneapolis-Nicollet Towers Multifamily Housing
    6.00% 12/1/19                                         2,000,000      2,120,580
  Minnesota Housing Finance Agency Multifamily
    Housing 6.95% 2/1/14                                  1,500,000      1,591,935
  Minnesota Housing Finance Agency Multifamily
    Housing Series 92A 6.95% 8/1/17                         745,000        795,563
  Minnesota Housing Finance Agency Rental Housing
    Series B 6.25% 8/1/22                                   985,000        995,411
  Minnesota Housing Finance Agency Single Family
    Mortgage 86 Series B 7.25% 7/1/16                       900,000        901,917
  Minnesota Housing Finance Agency Single Family
    Mortgage Series B 7.30% 7/1/10                          150,000        155,282
  Minnesota Housing Finance Agency Single Family
    Mortgage Series D 7.30% 7/1/09                          325,000        336,762
  Minnesota Housing Finance Agency Single Family
    Mortgage Series C 7.65% 7/1/08                          395,000        416,026
  Minnesota Housing Finance Agency Single Family
    Mortgage Series 91C 7.10% 7/1/11                      1,010,000      1,073,681
  Minnetonka Multifamily - Beacon Hill Project
    (Presbyterian Homes Guaranteed) 7.70% 6/1/25          2,000,000      2,167,920
  Oakdale,Minnesota Housing-Oak Meadows Project
    7.00% 4/1/27                                          6,800,000      7,167,200
  Park Rapids Minnesota Multifamily Revenue The Court
    Apartments Project - (Section 8) 6.30% 2/1/20         3,275,000      3,348,131
  Red Wing Housing & Redevelopment Agency Jordan
    Tower - (Section 8) Series 92 7.00% 1/1/19            1,500,000      1,595,790
  St. Cloud Germain Towers Housing Series 1993 -
    (Section 8) 5.90% 9/1/20                              2,000,000      2,074,120
  St. Louis Park Residential Mortgage Revenue for
    Single Family 7.25% 4/20/23 (GNMA)                    1,625,000      1,721,444
  St. Louis Park Multifamily Housing Revenue
    Community Housing 6.25% 12/1/28 (FHA)                 3,855,000      4,120,263
  St. Louis Park Multifamily Westwind Apartments
    Housing 5.75% 1/1/29 (GNMA)                           3,865,000      4,002,633
  St. Paul Housing & Redevelopment Agency
    (Executive Life G.I.C.) Como Lake Project
    7.50% 3/1/26 (FHA)                                    1,000,000        935,000
  St. Paul Housing & Redevelopment Single Family
    Mortgage 6.90% 12/1/21 (FNMA)                         1,650,000      1,756,062
  St. Paul Housing & Redevelopment Single Family
    Mortgage 6.90% 12/1/11 (FNMA)                            59,000         60,948
  Stillwater Multifamily Housing Stillwater Cottages
    7.00% 11/1/27                                         1,000,000      1,037,040
  Wadena Housing & Redevelopment Agency Humphrey
    Manor - (Section 8) 6.00% 2/1/19                      2,130,000      2,220,674
  Wells Housing & Redevelopment Agency Broadway
    Apartment Project - (Section 8) 7.00% 1/1/19          1,070,000      1,156,681
  Willmar Housing & Redevelopment Agency Highland
    Apartments - (Section 8) 5.85% 6/1/19                 1,050,000      1,088,819
                                                                      ------------
                                                                        81,287,584
                                                                      ------------

  INDUSTRIAL DEVELOPMENT BONDS - 8.20%
  Andover Development Revenue - Downtown Center
    Project - Series A 7.00% 12/1/12                      1,000,000      1,025,970
  Anoka Resource Recovery Revenue for NSP Series 85
    7.15% 12/1/08                                         1,000,000      1,058,590
  Becker Pollution Control Revenue for NSP Series 89A
    6.80% 4/1/07                                          2,000,000      2,081,580
  Cloquet Pollution Control Revenue for Potlatch
    Corporation 5.90% 10/1/26                            15,000,000     15,823,800
  East Grand Forks for American Crystal Sugar Pollution
    Control Revenue 7.75% 4/1/18                          1,230,000      1,346,789
  Richfield CDR for Richfield Shoppes 8.375% 10/1/13      2,200,000      2,543,024
  Seaway Port Authority Duluth Industrial Development
    Dock & Wharf Revenue (Cargill Project) Series E
    6.125% 11/1/14                                        4,500,000      4,934,250
  St. Cloud CDR for Northwest Center Association
    7.50% 8/1/12                                          4,433,971      4,730,870
  St. Paul Port Authority CDR Fort Rd Medical 7.50%
    9/1/02 (Asset Gty)                                    1,300,000      1,332,877
                                                                      ------------
                                                                        34,877,750
                                                                      ------------

  LEASE/CERTIFICATES OF PARTICIPATION - 0.67%
  Beltrami County Housing & Redevelopment Authority
    Revenue 6.20% 2/1/14                                  1,010,000      1,066,701
  West St. Paul Commercial Mortgage K-Mart Lease
    7.00% 11/1/07                                         1,616,913      1,784,296
                                                                      ------------
                                                                         2,850,997
                                                                      ------------

  POLLUTION CONTROL REVENUE BONDS - 0.36%
  International Falls Pollution Control Revenue -
  Boise Cascade Project 5.65% 12/1/22                     1,500,000      1,530,240
                                                                      ------------
                                                                         1,530,240
                                                                      ------------

  POWER AUTHORITY REVENUE BONDS - 17.45%
  Northern Municipal Power Agency Minnesota Electric
    Systems Revenue 5.40% 1/1/15                          2,000,000      2,064,220
  Bass Brook Pollution Control Revenue for Minnesota
    Power & Light 6.00% 7/1/22                           17,490,000     18,384,955
  Bass Brook Pollution Control Revenue for Minnesota
    Power & Light Company 6.00% 7/1/22 (MBIA)             1,750,000      1,864,835
  Northern Minnesota Municipal Power Agency 5.25%
    1/1/13 (FSA)                                          4,000,000      4,103,200
  Northern Minnesota Municipal Power Agency Electric
    System Revenue 5.50% 1/1/18 (AMBAC)                   9,200,000      9,462,292
  Northern Minnesota Municipal Power Agency Zero
    Coupon 1/1/09 (AMBAC)                                 3,815,000      2,358,280
  Puerto Rico Electric Power Authority 5.25% 7/1/21       1,500,000      1,508,685
  Puerto Rico Electric Power Authority Power Revenue
    Series DD 4.50% 7/1/19 (FSA)                          4,000,000      3,746,800
  Puerto Rico Electric Power Authority Series EE 4.75%
    7/1/24                                                3,900,000      3,672,513
  Puerto Rico Electric Power Authority Series X 5.50%
    7/1/25                                                2,930,000      2,984,322
  Southern Minnesota Municipal Power Agency 5.75%
    1/1/18 (FGIC)                                         2,000,000      2,105,940
  Southern Minnesota Municipal Power Agency 4.75%
    1/1/16 (MBIA)                                         7,200,000      6,894,576
  Southern Minnesota Municipal Power Agency 5.75%
    1/1/18 (MBIA)                                         7,770,000      8,181,577
  Southern Minnesota Municipal Power Agency Supply
    System 5.50% 1/1/15 (AMBAC)                           1,560,000      1,609,702
  Southern Minnesota Municipal Power Agency Zero
    Coupon 1/1/19 (MBIA)                                  4,785,000      1,698,579
  Southern Minnesota Municipal Power Agency Zero
    Coupon 1/1/21 (MBIA)                                  5,000,000      1,583,250
  Virgin Islands Water & Power Authority Electric
    System Revenue 5.30% 7/1/18                             500,000        495,130
  Virgin Islands Water & Power Authority Electric
    Systems Revenue 5.30% 7/1/21                          1,000,000        986,910
  Western Municipal Power Agency Revenue 6.125%
    1/1/16                                                  525,000        527,342
                                                                      ------------
                                                                        74,233,108
                                                                      ------------

 *PRE-REFUNDED BONDS / ESCROWED TO MATURITY - 12.87%
  Albert Lea St. John's Lutheran Home Project
    (Pre-Refunded) 8.50% 11/1/19-99                       1,000,000      1,088,380
  Anoka County Capital Improvement (Pre-Refunded)
    7.20% 2/1/08-99                                       1,000,000      1,016,770
  Blaine IDR (Ball Corp.) (Escrowed to Maturity)
    8.25% 12/1/00                                           300,000        328,914
  Blaine IDR (Ball Corp.) (Escrowed to Maturity)
    8.25% 12/1/99                                           250,000        265,043
  Bloomington Tax Increment (Escrowed to Maturity)
    9.75% 2/1/08                                            500,000        652,815
  Brainerd Independent School District #181
    (Pre-Refunded) 7.00% 6/1/11-01                          390,000        416,668
  Edina Fairview Hospital Revenue (Pre-Refunded)
    7.125% 7/1/19-99                                      2,500,000      2,616,625
  Faribault Independent School District #656 (MN School
    District Credit Enhanced) 6.10% 6/1/10-04             1,000,000      1,078,320
  Glencoe/McLeod County Health Care (Pre-Refunded)
    8.50% 12/1/15-00                                        500,000        551,025
  Kenyon Wanamingo Independent School District
    6.00% 2/1/18-05 (MBIA)                                2,350,000      2,548,458
  Maplewood Independent School District #622 7.10%
    2/1/25-05 (FSA)                                      10,000,000     11,618,300
  Minnesota Public Facilities Authority (Water Pollution
    Control) Series 90A (Pre-Refunded) 7.10%
    3/1/12-00                                             1,990,000      2,129,161
  Minnesota Public Facilities Authority Water Pollution
    Control (Pre-Refunded) 6.95% 3/1/13-01                5,220,000      5,697,526
  Minnesota Public Facilities Authority Water Pollution
    Control 6.25% 3/1/16-05                               4,400,000      4,904,988
  Northern Minnesota Municipal Power Agency Series 89A
    7.25% 1/1/16-99                                       5,875,000      6,091,318
  Owatanna Public Utilities (Pre-Refunded) 6.75%
    1/1/16-01                                             1,000,000      1,063,240
  Plainview Independent School District #810 6.70%
    2/1/06-03                                               385,000        420,443
  Plainview Independent School District #810 6.75%
    2/1/08-03                                               445,000        486,879
  Plainview Independent School District #811 6.75%
    2/1/07-03                                               420,000        459,526
  St. Cloud Housing & Redevelopment Agency Northway
    A&B Project - (Section 8) 7.50% 12/1/18-00            2,045,000      2,244,490
  St. Louis Park Methodist Hospital 7.25% 7/1/18-00
    (AMBAC)                                                 775,000        838,504
  Southern Minnesota Municipal Power Agency Revenue
    (Escrowed to Maturity) 5.75% 1/1/18 (MBIA)            1,000,000      1,060,030
  Southern Minnesota Municipal Power Agency Supply
    System (Escrowed to Maturity) 5.50% 1/1/15
    (AMBAC)                                                 990,000      1,028,768
  Stillwater Independent School District #834 5.75%
    2/1/15-05 (MBIA)                                      2,000,000      2,133,720
  University Of Minnesota Series A (Escrowed to
    Maturity) 6.00% 2/1/11                                1,500,000      1,501,980
  Wayzata Independent School District #284
    (Pre-Refunded) 7.05% 2/1/06-99                          625,000        635,206
  Wayzata Independent School District #284
    (Pre-Refunded) 7.10% 2/1/08-99                        1,000,000      1,016,610
  Wayzata Independent School District #284
    (Pre-Refunded) 7.10% 2/1/09-99                          560,000        569,302
  Western Minnesota Municipal Power Agency Revenue
    (Escrowed to Maturity) 9.75% 1/1/16                     185,000        282,038
                                                                      ------------
                                                                        54,745,047
                                                                      ------------

 -------------------
  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

  WATER & SEWER REVENUE BONDS - 1.16%
  Puerto Rico Aqueduct & Sewer Authority 5.00%
    7/1/15                                                2,000,000      1,988,660
  Puerto Rico Aqueduct & Sewer Authority 5.00%
    7/1/19                                                3,000,000      2,961,570
                                                                      ------------
                                                                         4,950,230
                                                                      ------------

  OTHER REVENUE BONDS - 1.37%
  Minneapolis Community Development Agency Common
    Bond Fund 7.95% 12/1/11                                 855,000        956,309
  Minneapolis Community Development Agency Common
    Bond Fund 7.40% 12/1/21                                 795,000        870,549
  Minneapolis Community Development Agency Common
    Bond Fund 1991-4 Opportunity Workshop Project
    7.125% 12/1/05                                          510,000        556,272
  Minneapolis Community Development Agency Tax
    Increment Revenue Zero Coupon 9/1/09                  5,750,000      3,447,355
                                                                      ------------
                                                                         5,830,485
                                                                      ------------
  Total Municipal Bonds (cost $391,418,398)                            425,374,867
                                                                      ------------


                                                         NUMBER OF
                                                          SHARES
                                                       ------------

  SHORT TERM INVESTMENTS - 0.16%
  Federated Minnesota Muncipal Money Market Fund            669,968        669,968
                                                                      ------------
  Total Short Term Investments (cost $669,968)                             669,968
                                                                      ------------

  TOTAL MARKET VALUE OF SECURITIES OWNED - 100.16%
    (COST $392,088,366)                                               $426,044,835
  LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (0.16%)               (691,173)
                                                                      ============
  NET ASSETS APPLICABLE TO 32,890,358 SHARES
    ($.01 PAR VALUE) OUTSTANDING - 100.00%                            $425,353,662
                                                                      ============
  NET ASSET VALUE - TAX FREE MINNESOTA FUND A CLASS
    ($411,657,137 / 31,831,741 SHARES)                                      $12.93
                                                                           =======
  NET ASSET VALUE - TAX FREE MINNESOTA FUND B CLASS
    ($9,240,265 / 714,395 SHARES)                                           $12.93
                                                                           =======
  NET ASSET VALUE - TAX FREE MINNESOTA FUND C CLASS
    ($4,456,260 / 344,222 SHARES)                                           $12.95
                                                                           =======

 -------------------
  AMBAC - Insured by the Ambac Indemnity Corporation
  Asset Gty - Insured by the Asset Guaranty Insurance Company
  Connie Lee - Insured by College Construction Insurance Association
  FGIC - Insured by the Financial Guaranty Insurance Company
  FHA - Insured by the Federal Housing Authority
  FNMA - Insured by the Federal National Mortgage Association
  FSA - Insured by the Financial Security Assurance
  GNMA - Insured by the Government National Mortgage Association
  MBIA - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
  Common stock $.01 par value, 10,000,000,000 shares
    authorized to the Fund with 1,000,000,000 shares
    allocated to Tax Free Minnesota Fund A Class,
    1,000,000,000 shares allocated to Tax Free
    Minnesota Fund B Class, and 1,000,000,000
    shares allocated to Tax Free Minnesota
    Fund C Class                                                      $389,730,261
  Accumulated net realized gain on investments                           1,666,932
  Net unrealized appreciation of investments                            33,956,469
                                                                      ------------
  Total net assets                                                    $425,353,662
                                                                      ============

  NET ASSET VALUE AND OFFERING PRICE FOR
    TAX-FREE MINNESOTA FUND A CLASS

  Net asset value per share (A)                                             $12.93
  Sales charge (3.75% of offering price or 3.87% of
    amount invested per share) (B)                                            0.50
                                                                           -------
  Offering price                                                            $13.43
                                                                           =======

  ------------------------
  (A) Net asset value per share illusted is the estimated amount which would be paid upon the redemption or repurchase of shares.
  (B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Tax Free Minnesota Fund Class A.

See accompanying notes




VOYAGEUR INSURED FUNDS, INC.
DELAWARE - VOYAGEUR MINNESOTA INSURED FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)


                                                         PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                         ---------       ---------
  MUNICIPAL BONDS - 100.34%
  GENERAL OBLIGATION BONDS - 20.26%
  Anoka County, Minnesota Capital Improvement
    Series C 5.90% 2/1/11 (FGIC)                         $8,045,000     $8,388,039
  Becker Minnesota  6.25% 8/1/15 (MBIA) (AMT)             6,300,000      6,782,643
  Becker Wastewater Treatment Facility Series A
    5.95% 2/1/14 (MBIA)                                     500,000        530,545
  Buffalo Independent School District #887 6.30%
    2/1/13 (FSA)                                          1,775,000      1,091,666
  Dakota County 6.40% 2/1/08 (AMBAC)                      1,135,000      1,175,293
  Dakota County 6.45% 2/1/09 (AMBAC)                      1,000,000      1,035,480
  Dakota County 6.45% 2/1/10 (AMBAC)                      2,500,000      2,588,700
  Eden Prairie Minnesota Independent School District
    #272 Inverse Floater 6.42% 2/1/14 (FGIC)              1,125,000      1,175,513
  Eden Prairie Independent School District #272
    5.85% 2/1/13 (FGIC)                                   2,500,000      2,594,175
  Eden Prairie Independent School District #272
    5.65% 2/1/13 (MBIA)                                   3,200,000      3,299,744
  Eden Prairie Independent School District #272,
    Inverse Floater 6.42% 2/1/15 (MBIA)                   1,000,000      1,036,200
  Elk River Independent School District #728 Series 92
    B 6.00% 2/1/09 (AMBAC)                                3,950,000      4,193,755
  Farmington Independent School District #192 6.80%
    2/1/11(MBIA)                                            850,000        904,970
  Hennepin County 5.75% 10/1/10 (MBIA)                    1,800,000      1,909,098
  Hopkins Independent School District #270 4.875%
    2/1/14 (MBIA)                                         1,875,000      1,873,913
  Lakeville Minnesota Independent School District #194
    Capital Appreciation Series B Zero Coupon 2/1/15      2,455,000      1,043,179
  Lakeville Minnesota School District #194 Capital
    Appreciation Series B Zero Coupon 2/1/17              2,490,000        941,469
  North Branch Independent School District #138,
    Inverse Floater 7.17% 2/1/11                            965,000      1,058,123
  Prior Lake Independent School District #719, Inverse
    Floater 6.17% 2/1/14 (FGIC)                           1,000,000      1,045,710
  Rosemount Independent School District #196 Series B
    Zero Coupon 4/1/10 (FSA)                              2,240,000      1,301,530
  Rosemount Independent School District #196 Zero
    Coupon 4/1/09 (FSA)                                   1,860,000      1,143,844
  South Washington County Independent School District
    #883 6.125% 6/1/09 (FGIC)                             1,430,000      1,498,840
  South Washington County Independent School District
    #883 6.125% 6/1/11 (FGIC)                             2,720,000      2,847,160
  Spring Lake Park Independent School District #16,
    Inverse Floater 6.67% 2/1/14 (MBIA)                   2,175,000      2,293,668
  St. Cloud Independent School District #742 6.05%
    2/1/09 (FGIC)                                         1,000,000      1,063,760
  St. Francis Independent School District #15 5.90%
    4/1/10 (FGIC)                                         1,845,000      1,950,700
  Stillwater Independent School District #834 5.50%
    2/1/10 (FGIC)                                         2,995,000      3,083,682
  Western Lake Superior Series A 6.00% 10/1/08
    (MBIA) (AMT)                                            400,000        435,644
  Western Lake Superior Series A 6.10% 10/1/09
    (MBIA) (AMT)                                            425,000        462,732
  Western Lake Superior Series A 6.20% 10/1/10
    (MBIA) (AMT)                                            450,000        492,692
  Western Lake Superior Series A 6.20% 10/1/11
    (MBIA) (AMT)                                            475,000        515,508
                                                                      ------------
                                                                        59,757,975
                                                                      ------------

  HOSPITAL REVENUE BONDS - 20.67%
  Bloomington Masonic Home Care Center 5.90%
    7/1/09 (AMBAC)                                         1,250,000     1,336,975
  Brainerd Benedictine Health Care Systems for
    St. Joseph's Hospital 6.00% 2/15/12 (Connie Lee)       1,500,000     1,606,665
  Brainerd Benedictine Health Care Systems for
    St. Joseph's Hospital 6.00% 2/15/20 (Connie Lee)       2,000,000     2,131,900
  Detroit Lakes Benedictine Health for St. Mary's
    Hospital 6.00% 2/15/12 (Connie Lee)                    1,630,000     1,745,909
  Detroit Lakes Benedictine Health for St. Mary's
    Hospital 6.00% 2/15/19 (Connie Lee)                    1,000,000     1,065,950
  Duluth Economic Development Authority Benedictine
    for St. Luke's Hospital 6.40% 5/1/18 (Connie Lee)        500,000       540,110
  Duluth Economic Development Authority Health Care
    Duluth Clinic 6.30% 11/1/22 (AMBAC)                    2,690,000     2,928,980
  Duluth Economic Development Authority Health Care
    Revenue for St. Mary's Hospital, Inverse Floater
    8.22% 2/15/17                                          5,000,000     5,640,800
  Duluth Economic Development Authority St. Luke's
    Hospital 6.00% 2/15/20 (Connie Lee)                    1,300,000     1,388,530
  Duluth Economic Development Authority St. Luke's
    Hospital 6.40% 5/1/10 (Connie Lee)                     3,335,000     3,618,442
  Minneapolis Fairview Hospital Series 91B 6.50%
    1/1/11 (MBIA)                                          3,000,000     3,254,100
  Minneapolis Minnesota Health Care Facility Revenue
    Fairview Hospital & Healthcare Series A 5.25%
    11/15/19 (MBIA)                                        2,750,000     2,778,215
  Minneapolis/St. Paul HRA - Childrens Hospital,
    Inverse Floater 7.57% 8/15/16 (FSA)                    1,310,000     1,450,615
  Minneapolis/St. Paul HRA Health Care System for
    Healthspan Series 93A 5.00% 11/15/13 (FSA)             6,490,000     6,525,306
  Minneapolis/St. Paul HRA HealthOne 7.40%
    8/15/05 (MBIA)                                           600,000       649,182
  Minneapolis/St. Paul HRA HealthOne 7.40%
    8/15/11 (MBIA)                                         2,370,000     2,562,752
  Minneapolis/St. Paul Minnesota HRA Health Care
    System for Healthspan Series A 4.75%
    11/15/18 (AMBAC)                                       4,000,000     3,838,360
  Minnesota Agricultural & Economic Development
    Fairview Hospital Series 97A  5.75% 11/15/26           8,250,000     8,824,943
  Robbinsdale North Memorial Medical 5.50%
    5/15/23 (AMBAC)                                        5,400,000     5,532,678
  St. Louis Park Health Care for Methodist Hospital,
    Inverse Floater 6.32% 7/1/23                           2,500,000     2,523,200
  St. Paul Ramsey Medical 5.50% 5/15/13 (AMBAC)            1,000,000     1,036,880
                                                                      ------------
                                                                        60,980,492
                                                                      ------------

  HOUSING REVENUE BONDS - 19.41%
  Chaska Waters Edge Multifamily Revenue 7.30%
    1/20/30 (GNMA)                                         3,257,000     3,654,061
  Dakota County HRA Single Family Mortgage Revenue
    6.70% 10/1/17 (FNMA)                                   5,040,000     5,419,462
  Dakota County HRA Single Family Mortgage Revenue
    5.85% 10/1/30 (GNMA/FNMA)                              7,000,000     7,274,050
  Dakota, Washington and Stearns Counties HRA Single
    Family Mortgage Revenue 7.85% 12/1/30
    (MBIA)                                                   150,000       157,197
  Eagan Multifamily Revenue Woodridge Apartments
    5.90% 8/1/20 (GNMA)                                    1,000,000     1,061,330
  Hopkins Multifamily Housing-Auburn Apartments
    8.05% 6/20/31 (GNMA)                                   3,790,000     4,347,206
  Minneapolis/St. Paul Housing Finance Board Single
    Family Mortgage Revenue 8.30% 8/1/21
    (GNMA)                                                   105,000       107,162
  Minneapolis/St. Paul Housing Finance Board Single
    Family Mortgage Revenue 8.125%
    12/1/14 (GNMA)                                           135,000       139,976
  Minneapolis/St. Paul Housing Finance Board Housing
    Project Phase IX 7.25% 8/1/21 (GNMA)                   1,160,000     1,238,799
  Minneapolis/St. Paul Housing Finance Board Housing
    Project Phase IX 7.30% 8/1/31 (GNMA)                     775,000       822,686
  Minneapolis/St. Paul Housing Finance Board Housing
    Project Phase V 8.875% 11/1/18 (GNMA)                     65,000        66,658
  Minneapolis/St. Paul Minnesota Housing Finance
    Board Single Family Mortgage - Project Phase XI
    5.80% 11/1/30 (GNMA)                                   2,705,000     2,800,135
  Minnesota Housing Finance Agency Single Family
    Mortgage Revenue Series B 7.25%
    7/1/06 (MBIA)                                            140,000       140,298
  Minnesota Housing Finance Agency Single Family
    Mortgage Revenue Series A 7.95% 7/1/22
    (MBIA)                                                   305,000       319,878
  Minnesota Housing Finance Agency Single Family
    Mortgage Revenue Series 7.45% 7/1/22
    (AMBAC)                                                1,395,000     1,469,772
  Minnesota Housing Finance Agency Single Family
    Mortgage Revenue Series 7.05% 7/1/22
    (AMBAC)                                                  505,000       533,952
  Minnesota Housing Finance Agency Single Family
    Housing Rental 5.95% 2/1/15 (AMBAC)                    2,480,000     2,621,236
  Minnesota Housing Finance Agency Single Family
    Housing Rental 5.95% 2/1/18 (MBIA)                     6,950,000     7,311,331
  Minnesota Housing Finance Agency Single Family
    Housing Rental Series A 5.875%  8/1/28 (AMT)           2,610,000     2,734,340
  Minnesota State Housing Finance Agency Single
    Family Mortgage Series D 5.80% 7/1/21 (AMT)            4,185,000     4,382,490
  Minnetonka Multifamily Housing Cedar Hills Project
    Cedar Hills East 7.50% 12/1/27 (FHA)                     500,000       519,785
  Minnetonka Multifamily Housing Cedar Hills Project
    Cedar Hills East 7.50% 12/1/17 (FHA)                     400,000       418,412
  Scott County, Minnesota Housing & Redevelopment
    Authority Facility Lease Revenue - Justice Center
    Project 5.50% 12/1/15                                  1,755,000     1,830,798
  South St. Paul, HRA Single Family Housing Mortgage
    Series 93  5.75% 9/1/20 (FNMA)                         2,410,000     2,492,639
  St. Paul HRA Multifamily Housing 6.60% 10/1/12
    (FHA)                                                  4,000,000     4,291,800
  White Bear Lake Multifamily Housing Lake Square
    5.875% 2/1/15 (FHA)                                    1,055,000     1,112,983
                                                                      ------------
                                                                        57,268,436
                                                                      ------------

  LEASE/CERTIFICATES OF PARTICIPATION - 0.70%
  Stearns County HRA Courthouse Project 7.00%
    2/1/11 (AMBAC)                                         2,000,000     2,059,480
                                                                      ------------
                                                                         2,059,480
                                                                      ------------

 *PRE-REFUNDED/ESCROWED TO MATURITY BONDS - 29.81%
  Alexandria Independent School District #206 6.30%
    2/1/13 Crossover Refunded to 2-1-03
    @ 100 (MBIA)                                         1,775,000       1,915,438
  Brainerd Independent School District #181 7.00%
    6/1/09-01 (FGIC)                                       515,000         551,663
  Brainerd Independent School District #181 7.00%
    6/1/10-01 (FGIC)                                       550,000         589,155
  Carver County HRA Jail Facility Crossover Refunded
    to 2/01/02 @ 100 (MBIA)                                515,000         548,485
  Carver County HRA Jail Facility Crossover Refunded
    to 2/01/02 @ 100 (MBIA)                                550,000         585,761
  Carver County HRA Jail Facility Crossover Refunded
    to 2/01/02 @ 100 (MBIA)                                585,000         623,037
  Carver County HRA Jail Facility Crossover Refunded
    to 2/01/02 @ 100 (MBIA)                                625,000         665,638
  Carver County HRA Jail Facility Crossover Refunded
    to 2/01/02 @ 100 (MBIA)                                670,000         713,563
  Centennial Independent School District #12 7.10%
    2/1/09-00 (FSA)                                        200,000         209,736
  Centennial Independent School District #12 7.15%
    2/1/11-00 (FSA)                                        450,000         472,248
  Centennial Independent School District #12 7.15%
    2/1/12-00 (FSA)                                        250,000         262,360
  Dakota & Washington Counties HRA Single Family
    Mortgage Revenue (Escrowed to maturity) 8.375%
    9/1/21 (GNMA)                                       14,115,000      19,815,343
  Dakota & Washington Counties HRA Single Family
    Mortgage Revenue (Escrowed to maturity) 8.15%
    9/1/16 (MBIA)                                          405,000         537,334
  Dakota, Washington & Anoka Counties HRA Single
    Family Housing (Escrowed to maturity) 8.45%
    9/1/19 (GNMA)                                        9,000,000      12,550,050
  Delano Independent School District #879 7.25%
    2/1/10-01 (AMBAC)                                      500,000         535,370
  Duluth EDA Health Care - Duluth Clinic 6.30%
    11/1/22-04 (AMBAC)                                   1,060,000       1,182,345
  Elk River Independent School District 7.00%
    2/1/10-00 (FSA)                                        200,000         208,380
  Elk River Independent School District #728 6.30%
    2/1/14-02 (FSA)                                        500,000         531,720
  Elk River Independent School District #728 6.30%
    2/1/15-02 (FSA)                                        665,000         707,188
  Ellendale Geneva Independent School District #762
    6.00% 2/1/10-03 (AMBAC)                                230,000         245,171
  Ellendale Geneva Independent School District #762
    6.00% 2/1/11-03 (AMBAC)                                245,000         261,160
  Ellendale Geneva Independent School District #762
    6.00% 2/1/12-03 (AMBAC)                                265,000         282,479
  Ellendale Geneva Independent School District #762
    6.00% 2/1/13-03 (AMBAC)                                280,000         298,469
  Ellendale Geneva Independent School District #762
    6.00% 2/1/14-03 (AMBAC)                                300,000         319,788
  Ellendale Geneva Independent School District #762
    6.00% 2/1/15-03 (AMBAC)                                320,000         341,107
  Lake Of The Woods Independent School District #390
    7.35% 2/1/15-99 (AMBAC)                                200,000         203,658
  Lake Of The Woods Independent School District #390
    7.35% 2/1/16-99 (AMBAC)                                250,000         254,573
  Maplewood Independent School District #622 7.10%
    2/1/25-05 (FSA)                                     11,525,000      13,390,091
  Maplewood Independent School District #622 7.10%
    2/1/19-05 (MBIA)                                     5,935,000       6,895,461
  Minnesota Public Facilities Authority Water Pollution
    Control Revenue Pre-Refunded 3-1-02
    @ 102 (MBIA)                                         1,500,000       1,648,350
  Minnesota State University System 7.40%
    6/30/19-99 (MBIA)                                      760,000         787,649
  Moorhead Minnesota Independent School District #152
    5.90% 2/1/10 Crossover Refunded to 2/01/01
    @ 100 (AMBAC)                                          475,000         493,164
  Moorhead Minnesota Independent School District #152
    5.90% 2/1/11 Crossover Refunded to 2/01/01
    @ 100 (AMBAC)                                          505,000         524,310
  Moorhead Minnesota Independent School District #152
    5.90% 2/1/12 Crossover Refunded to 2/01/01
    @ 100 (AMBAC)                                          540,000         560,650
  Moorhead Minnesota Independent School District #152
    6.00% 2/1/13 Crossover Refunded to 2/01/01
    @ 100 (AMBAC)                                          575,000         598,373
  Moorhead Minnesota Public Utilities 6.25% 11/1/12
    Crossover Refunded to 11/1/02 @ 100 (AMBAC)            735,000         789,699
  Mora Series A 6.85% 2/1/10 Pre-Refunded 2/1/00
    @ 100 (AMBAC)                                          245,000         256,003
  Mora Series A 6.85% 2/1/11 Pre-Refunded 2/1/00
    @ 100 (AMBAC)                                          265,000         276,901
  Northern Minnesota Municipal Power Agency Series B
    5.90% 1/1/08-03 (AMBAC)                                700,000         761,312
  Roseau Independent School District #682 7.00%
    2/1/16 Crossover Refunded to 2/01/00
    @ 100 (AMBAC)                                          500,000         520,950
  South St. Paul Independent School District #6 6.45%
    2/1/11 (FGIC)                                          500,000         516,815
  South St. Paul Independent School District #6 6.45%
    2/1/12 (FGIC)                                          300,000         310,089
  South St. Paul Independent School District #6 6.25%
    2/1/10 Crossover Refunded to 2/01/00
    @ 100 (FGIC)                                           625,000         644,143
  South Washington County Independent School District
    #883 6.875% 6/1/11-00 (FGIC)                           520,000         545,053
  Southern Minnesota Municipal Power Agency Revenue
    (Escrowed to maturity) 5.75% 1/1/18 (MBIA)           3,790,000       4,017,513
  Southern Minnesota Municipal Power Agency Revenue
    (Escrowed to maturity) 5.75% 1/1/18 (AMBAC)            670,000         710,220
  St. Cloud Hospital Facility Revenue 6.75%
    7/1/11-01 (AMBAC)                                      400,000         438,372
  St. Cloud Hospital Facility Revenue 6.75%
    7/1/15-01 (AMBAC)                                      500,000         547,220
  St. Cloud Hospital Facility Revenue 7.00%
    7/1/07-01 (AMBAC)                                      500,000         550,705
  St. Louis Park Methodist Hospital 7.25%
    7/1/18-00 (AMBAC)                                      500,000         540,970
  Stillwater Independent School District #834 6.75%
    2/1/10-99 (FGIC)                                     1,000,000       1,014,660
  Warroad Independent School District #690 6.85%
    2/1/13-00 (AMBAC)                                      500,000         519,820
  Washington County HRA Jail Facilities 7.00%
    2/1/12-02 (MBIA)                                       500,000         548,195
  Western Minnesota Municipal Power Agency Revenue
    (Escrowed to Maturity) 9.75% 1/1/16                    530,000         808,000
  Western Municipal Power Agency Series A (Escrowed
    to maturity) 6.60% 1/1/10 (MBIA)                     2,000,000       2,273,280
  Wright County 7.20% 12/1/12-99 (FSA) (AMT)             1,000,000       1,044,570
                                                                      ------------
                                                                        87,943,757
                                                                      ------------

  POWER AUTHORITY REVENUE BONDS - 9.49%
  Bass Brook Pollution Control Revenue for Minnesota
    Power & Light Company 6.00% 7/1/22 (MBIA)            2,000,000       2,131,240
  Marshall Utility Revenue 6.45% 7/1/10 (FSA)              500,000         546,840
  Marshall Utility Revenue 6.45% 7/1/11 (FSA)              100,000         109,133
  Marshall Utility Revenue 6.50% 7/1/12 (FSA)              500,000         546,310
  Marshall Utility Revenue 6.50% 7/1/13 (FSA)              500,000         547,480
  Northern Minnesota Municipal Power Agency 5.25%
    1/1/13 (FSA)                                         4,750,000       4,872,550
  Northern Minnesota Municipal Power Agency Electric
    System Revenue 5.50% 1/1/18 (AMBAC)                  4,200,000       4,319,741
  Puerto Rico Electric Power Authority Power Revenue
    Series DD 4.50% 7/1/19 (FSA)                         4,000,000       3,746,800
  Puerto Rico Commonwealth Highway & Transportation
    Authority Revenue Series A Zero Coupon 7/1/18        5,000,000       1,845,350
  Southern Minnesota Municipal Power Agency 5.75%
    1/1/18 (FGIC)                                        4,570,000       4,812,072
  Southern Minnesota Municipal Power Agency 4.75%
    1/1/16 (MBIA)                                        2,400,000       2,298,191
  Southern Minnesota Municipal Power Agency Revenue
    5.75% 1/1/18 (AMBAC)                                 1,330,000       1,400,450
  Power Authority Revenue Bonds - (Continued)
  Southern Minnesota Municipal Power Agency, Inverse
    Floater 7.67% 1/1/18                                   750,000         808,350
                                                                      ------------
                                                                        27,984,507
                                                                      ------------
  Total Municipal Bonds (cost $ 273,536,618)                           295,994,647
                                                                      ------------


  TOTAL MARKET VALUE OF SECURITIES OWNED - 100.34%
    (COST $273,536,618)                                               $295,994,647
  LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (.34%)              (1,012,042)
                                                                      ============
  NET ASSETS APPLICABLE TO 26,946,914 SHARES
    ($.01 PAR VALUE) OUTSTANDING - 100.00%                            $294,982,605
                                                                      ============
  NET ASSETS VALUE - MINNESOTA INSURED FUND A CLASS
    ($282,301,136 / 25,787,793 SHARES)                                      $10.95
                                                                            ======
  NET ASSETS VALUE - MINNESOTA INSURED FUND B CLASS
    ($9,573,586 / 875,287 SHARES)                                           $10.94
                                                                            ======
  NET ASSETS VALUE - MINNESOTA INSURED FUND C CLASS
    ($3,107,883 / 283,834 SHARES)                                           $10.95
                                                                            ======

  COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
  Common Stock, $ .01 par value, 10,000,000 shares
    authorized to the Fund with 1,000,000 shares
    allocated to Minnesota Insured Fund A Class,
    1,000,000,000 shares allocated to Minnesota Insured
    Fund B Class and 1,000,000,000 shares allocated to
    Minnesota Insured Fund C Class                                    $279,017,981
  Accumulated net realized loss on investments                          (6,493,405)
  Net unrealized appreciation on investments                            22,458,029
                                                                      ------------
  Total Net Assets                                                    $294,982,605
                                                                      ============

  NET ASSET VALUE AND OFFERING PRICE FOR
    TAX - FREE MINNESOTA INSURED FUND A CLASS

  Net asset value per share (A)                                             $10.95
  Sales charge ( 3.75% of offering price or 3.93% of
    amount invested per share)(B)                                             0.43
                                                                            ------
  Offering price                                                            $11.38
                                                                            ======

  ------------------------
  (A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
  (B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Minnesota Insured Fund Class A.

  AMBAC - Insured by the AMBAC Indemnity Corporation
  AMT - Alternative Minimum Tax
  Connie Lee - Insured by the College Construction Insurance Asscociation
  FGIC - Insured by the Financial Guaranty Insurance Company
  FHA - Insured by the Federal Housing Authority
  FNMA - Insured by the Federal National Mortgage Association
  FSA - Insured by the Financial Security Assurance
  GNMA  - Insured by the Government National Mortgage Association
  MBIA - Insured by the Municipal Bond Insurance Association

See accompanying notes




VOYAGEUR INTERMEDIATE TAX-FREE FUNDS, INC.
DELAWARE - VOYAGEUR TAX FREE MINNESOTA INTERMEDIATE FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)
                                                         PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                         ---------       ---------
  MUNICIPAL BONDS - 97.79%

  GENERAL OBLIGATION BONDS - 2.50%
  Olmstead County Resource Recovery Series A
    5.90% 2/1/05                                        $ 1,175,000    $ 1,239,331
  Western Lake Superior Sanitation District  6.10%
    10/1/00                                                 225,000        226,312
                                                                      ------------
                                                                         1,465,643
                                                                      ------------

  HIGHER EDUCATION REVENUE BONDS - 6.57%
  Minnesota Higher Education Facility Authority
    Augsburg College Series 4F2  5.75% 5/1/16             3,700,000      3,852,625
                                                                      ------------
                                                                         3,852,625
                                                                      ------------

  HEALTH CARE/HOSPITAL REVENUE BONDS - 14.37%
  Fergus Falls Health Care Facility Broen Memorial
    Home Project  6.20% 11/1/05                             100,000        104,467
  Fergus Falls Health Care Facility Broen Memorial
    Home Project  6.30% 11/1/06                             200,000        209,866
  Fergus Falls Health Care Facility Broen Memorial
    Home Project  6.40% 11/1/07                             200,000        209,826
  Fergus Falls Health Care Facility Broen Memorial
    Home Project  6.60% 11/1/09                             240,000        251,698
  Fergus Falls Health Care Facility Broen Memorial
    Home Project  6.70% 11/1/10                             260,000        272,620
  Maplewood Healthcare Facility For Healtheast
    5.70% 11/15/02                                        1,000,000      1,046,140
  Maplewood Healthcare Facility For Healtheast
    5.95% 11/15/06                                        2,200,000      2,313,564
  Minneapolis Minnesota Health Care Facilities Jones -
    Harrison Residence Project  5.90% 10/1/16               125,000        124,986
  Rochester Nursing Home & Multifamily Housing
    Revenue Samaritan Bethany, Inc.  6.00% 5/1/04           300,000        306,270
  Rochester Nursing Home & Multifamily Housing
    Revenue Samaritan Bethany, Inc.  6.10% 5/1/05           250,000        255,215
  St. Paul Minnesota Housing & Redevelopment for
    Healtheast Authority Hospital Revenue  5.70%
    11/1/15                                               2,100,000      2,143,722
  St. Paul Minnesota Housing & Redevelopment for
    Healtheast Authority Hospital Revenue  5.85%
    11/1/17                                               1,160,000      1,188,849
                                                                      ------------
                                                                         8,427,223
                                                                      ------------

  HOUSING REVENUE BONDS - 7.16%
  Burnsville Multifamily Housing Revenue Burnsville Apts.
    Project, (LOC:TCF) Mandatory Put 9/1/99
    @ 100 7.00% 9/1/19                                      580,000        582,175
  Minnesota HFA Single Family Mortgage Revenue
    Series C  6.30% 1/1/99                                   70,000         70,425
  Oakdale Minnesota Elderly Housing Revenue
    PHM/Oakdale Project  5.75% 3/1/18                     1,400,000      1,413,160
  Oakdale, Minnesota Housing - Oak Meadows Project
    6.50% 4/1/10                                            295,000        308,989
  Oakdale, Minnesota Housing - Oak Meadows Project
    6.20% 4/1/07                                            150,000        157,191
  Oakdale, Minnesota Housing - Oak Meadows Project
    6.30% 4/1/08                                            260,000        272,420
  Park Rapids, Minnesota Multifamily Revenue The Court
    Apartments Project (Section 8)  6.05% 8/1/12          1,175,000      1,193,882
  St. Paul HRA Minnesota Public Radio, (LOC: First Bank)
    6.60% 6/1/99                                            100,000        101,574
  St. Paul Housing & Redevelopment Single Family
    Mortgage 6.90% 12/1/21 (FNMA)                            95,000        101,107
                                                                      ------------
                                                                         4,200,923
                                                                      ------------

  INDUSTRIAL DEVELOPMENT REVENUE BONDS - 23.36%
  Andover, Minnesota Development Revenue Downtown
    Center Project-Series A  6.50% 12/1/06                1,795,000      1,842,478
  Brooklyn Center CDR Brookdale Association Mandatory
    Put 6/1/01 @ 100 5.70% 12/1/07
    (NWNL Guaranteed)                                     1,000,000      1,047,780
  Duluth Gross Revenue Bond - Duluth Entertainment
    Project 6.00% 12/1/98                                   275,000        277,063
  Duluth Gross Revenue Bond - Duluth Entertainment
    Project 7.00% 12/1/03                                 1,250,000      1,380,050
  Duluth Gross Revenue Bond - Duluth Entertainment
    Project 7.30% 12/1/06                                   250,000        283,635
  Metropolitan Council HHH Metrodome Sports Facility
    Revenue Series 92  6.00% 10/1/09                      3,520,000      3,773,933
  Minnesota Public Facilities Authority Pollution
    Control  Revenue Series A  6.55% 3/1/03               1,720,000      1,852,956
  Richfield Shoppes CDR - Richfield Shoppes Project
    7.50% 10/01/04                                        1,070,000      1,192,290
  St. Paul Minnesota Port Authority CDR Fort Rd
    Medical 7.50% 9/1/02 (Asset Gty)                      2,000,000      2,050,580
                                                                      ------------
                                                                        13,700,765
                                                                      ------------

  LEASE/CERTIFICATES OF PARTICIPATION - 2.83%
  Beltrami County Housing & Redevelopment Authority
    Revenue 5.90% 2/1/08                                    355,000        376,151
  Beltrami County Housing & Redevelopment Authority
    Revenue 6.00% 2/1/09                                    380,000        402,564
  Beltrami County Housing & Redevelopment Authority
    Revenue 6.00% 2/1/10                                    405,000        426,728
  Beltrami County Housing & Redevelopment Authority
    Revenue  6.10% 2/1/11                                   430,000        454,218
                                                                      ------------
                                                                         1,659,661
                                                                      ------------

 *PRE-REFUNDED/ESCROWED TO MATURITY BONDS - 31.25%
  Austin Independent School District #492 6.875%
    2/1/12-01 (MBIA)                                      1,205,000      1,279,361
  Braham Independent School District #314 6.30%
    2/1/19-01 (AMBAC)                                     3,015,000      3,159,328
  Duluth EDA St. Mary's Hospital (Escrowed to Maturity)
    7.90% 2/15/99                                           150,000        153,837
  Eden Valley Watkins Independent School District #463
    6.55% 2/1/11-02 (FSA)                                   250,000        267,905
  Eden Valley Watkins Independent School District #463
    6.60% 2/1/16-02 (FSA)                                   615,000        660,055
  Mankato Independent School District #77 6.35%
    2/1/13-02 (FSA) (MBIA)                                1,750,000      1,863,890
  Minneapolis/St. Paul HealthOne Series B (Escrowed
    to Maturity) 7.55% 8/15/00                              325,000        348,767
  Minneapolis/St. Paul HealthOne Series C (Escrowed
    to Maturity) 7.45% 8/15/99                              400,000        416,116
  Minnesota State 6.25% 8/1/10-02                         4,000,000      4,323,840
  Olmstead County 6.85% 2/1/02-01                           800,000        855,112
  Olmstead County 6.90% 2/1/03-01                           900,000        963,090
  Olmstead County 6.95% 2/1/04-01                           950,000      1,017,745
  St. Cloud Hospital Facility Revenue 7.00%
    7/1/20-01 (AMBAC)                                     2,740,000      3,013,780
                                                                      ------------
                                                                        18,322,826
                                                                      ------------

  POWER AUTHORITY REVENUE BONDS - 6.04%
  Eveleth IDR for Minnesota Power & Light Company
    6.125% 1/1/04                                         2,500,000      2,665,525
  Northern Minnesota Municipal Power Agency
    7.20% 1/1/99                                            860,000        874,981
                                                                      ------------
                                                                         3,540,506
                                                                      ------------

  OTHER REVENUE BONDS - 2.93%
  Hibbing  Economic Development Authority Revenue
    6.10% 2/1/08                                            650,000        678,587
  Richfield Minnesota Independent School District #280
    Series C, Inverse Floater  6.65% 2/1/15               1,000,000      1,036,750
                                                                      ------------
                                                                         1,715,337
                                                                      ------------

  TERRITORIAL REVENUE BONDS - 0.78%
  Puerto Rico Commonwealth Public Improvement
    4.50% 7/1/23                                            500,000        457,225
                                                                      ------------
                                                                           457,225
                                                                      ------------
  Total Municipal Bonds (cost $54,877,673)                              57,342,734
                                                                      ------------

                                                           NUMBER OF
                                                            SHARES
                                                           ---------
  SHORT TERM INVESTMENTS - 2.38%
  Federated Minnesota Municipal Money Market Fund         1,398,518      1,398,518
                                                                      ------------
  Total Short Term Investments (cost $1,398,518)                         1,398,518
                                                                      ------------

  TOTAL MARKET VALUE OF SECURITIES OWNED - 100.17%
    (COST $56,276,191)                                                 $58,741,252
  LIABILITIES NET OF RECEIVABLES AND OTHER
     ASSSETS - (.017%)                                                    (101,552)
                                                                      ------------
  NET ASSETS APPLICABLE TO 5,270,132 SHARES
    ($.01 PAR VALUE) OUTSTANDING - 100%                                $58,639,700
                                                                      ============
  NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
    A CLASS ($55,905,263 / 5,024,501 SHARES)                                $11.13
                                                                            ======
  NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
    B CLASS ($1,160,508 / 104,204 SHARES)                                   $11.14
                                                                            ======
  NET ASSET VALUE - TAX-FREE MINNESOTA INTERMEDIATE FUND
    C CLASS ($1,573,929 / 141,427 SHARES)                                   $11.13
                                                                            ======

  COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
  Common Stock, $.01 par value, 10,000,000,000 shares
    authorized to the fund with 1,000,000,000 shares
    allocated to Tax-Free Minnesota Intermediate Fund A Class,
    1,000,000,000  shares allocated to Tax-Free Minnesota
    Intermediate Fund B Class, and 1,000,000,000 shares
    allocated to Tax-Free Minnesota Intermediate Fund C Class          $56,237,508
  Distributions in excess of net investment income                            (887)
  Accumulated net realized loss on investments                             (61,982)
  Net unrealized appreciation of investments                             2,465,061
                                                                      ------------
  Total Net Assets                                                     $58,639,700
                                                                      ============

  NET ASSET VALUE AND OFFERING PRICE FOR TAX-FREE MINNESOTA
    INTERMEDIATE FUND A CLASS

  Net asset value per share (A)                                             $11.13
  Sales charge (2.75% of offering price or 2.79%
    of amount invested per share) (B)                                         0.31
                                                                            ------
  Offering price                                                            $11.44
                                                                            ======

  ------------------------
  (A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
  (B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Minnesota Intermediate Fund A Class.

  AMBAC - Insured by the AMBAC Indemnity Corporation
  Asset Gty - Insured by the Asset Guaranty Insurance Company
  FNMA - Insured by the Federal National Mortgage Association
  FSA - Insured by Financial Security Assurance
  MBIA - Insured by the Municipal Bond Insurance Association
  NWNL - Insured by the Northwestern National Life Insurance Company

  ------------------------
  *For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

See accompanying notes




VOYAGEUR MUTUAL FUNDS, INC.
DELAWARE - VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)


                                                         PRINCIPAL         MARKET
                                                          AMOUNT           VALUE
                                                         ---------       ---------
  MUNICIPAL BONDS - 102.65%
  GENERAL OBLIGATION BONDS - 5.01%
  Esko Independent School District #99 5.75%
    4/1/17 (FSA)                                         $  100,000    $   106,827
  Inver Grove Heights - MN School District Enhanced
    Series A 5.75% 2/1/13                                   100,000        107,211
  Puerto Rico Commonwealth 5.375% 7/1/25                    500,000        505,140
  Puerto Rico Commonwealth Public Improvement
    4.50% 7/1/23                                          1,370,000      1,252,797
  Stewartville Independent School District - MN
  School District Enhanced Series A 5.75% 2/1/12            100,000        106,744
  Waconia Independent School District Series 93A
    5.45% 2/1/15 (FSA)                                      100,000        102,992
                                                                      ------------
                                                                         2,181,711
                                                                      ------------

  HIGHER EDUCATION REVENUE BONDS - 5.08%
  Minnesota State Higher Education Facility Macalester
    College 4C 5.50% 3/1/12                                 100,000        104,228
  Minnesota State Higher Education Facility St. Mary's
    College Series 3Q 6.15% 10/1/23                         900,000        932,985
  Minnesota State University System Revenue Bonds
    93A 6.10% 6/30/23                                       100,000        104,661
  University Of Minnesota Series A 5.50% 7/1/21           1,000,000      1,069,270
                                                                      ------------
                                                                         2,211,144
                                                                      ------------

  HOSPITAL REVENUE BONDS - 29.20%
  Cambridge Healthcare Facility Revenue - Grandview
    Christian Home 7.25% 9/1/26                             125,000        131,636
  Cannon Falls Nursing Home - Franciscan Health
    Community Project 7.25% 7/1/21                          100,000        103,089
  Duluth Econ BSM - A - MN 5.875% 12/1/28                   500,000        501,890
  Duluth, Minnesota Economic Development Authority
    Health Care Facilities - St. Francis Health Care
    Facility 6.75% 12/1/17                                  325,000        343,558
  Fergus Falls Health Care Facility Revenue - Lake
    Region Hospital 6.50% 9/1/18                            750,000        821,085
  Glencoe Minnesota Health Care Revenue 6.40%
    12/1/15                                                 275,000        284,204
  Little Canada Senior Facility Residence 92 -
    (Presbyterian Homes Guaranteed) 7.25% 7/1/12            250,000        260,880
  Mankato Health Facilities Revenue Series A -
    Lutheran Homes 6.875% 10/1/26                           300,000        312,867
  Minneapolis Health Care - American Baptist Homes
    8.70% 11/1/09                                           150,000        165,857
  Minneapolis Minnesota Health Care Facility Revenue
    Jones-Harrison Residence Project 6.00% 10/1/27        1,565,000      1,564,812
  Minneapolis, Minnesota Housing & Health Care Facility
    Revenue (Augustana Chapel View Homes)
    6.50% 6/1/17                                          1,370,000      1,415,977
  Northfield Minnesota Health Care Facilities Revenue
    Refunding & Improvement Retirement Center
    Series A 6.00% 5/1/28                                 1,405,000      1,423,658
  Perham Minnesota Hospital District Congregate
    Housing Facilities Briarwood Project 6.25%
    2/1/22                                                  620,000        630,875
  Robbinsdale North Memorial Medical 5.50%
    5/15/23 (AMBAC)                                         100,000        102,457
  Rochester Health Care Facilities Revenue Reg IRS
    Series H for Mayo Clinic, Inverse Floater 7.92%
    11/15/15                                              1,500,000      1,737,840
  Springfield St. John's Lutheran Home Revenue
    8.50% 11/1/19                                           150,000        158,121
  St. Paul Housing & Redevelopment Hospital Revenue
    for Health East Series B 6.625% 11/1/17                 500,000        540,300
  St. Paul Housing & Redevelopment Hospital Revenue
    for Health East Series A 6.625% 11/1/17                 250,000        270,150
  Waconia Housing & Redevelopment Revenue
    for the Envangelical Lutheran Good Samaritan
    Series A 6.00% 6/1/14                                   660,000        685,601
  Wadena County Health Care Facility Gross Revenue
    Series B 7.75% 9/1/24                                   250,000        273,055
  Washington County Minnesota Housing &
    Redevelopment Authority Hospital Facilities
    5.50% 11/15/27                                        1,000,000        975,040
                                                                      ------------
                                                                        12,702,952
                                                                      ------------

  HOUSING REVENUE BONDS - 33.42%
  Brooklyn Center Four Court Multifamily Housing
    7.50% 6/1/25                                            370,000        383,305
  Carver Multifamily Housing Lake Grace 6.25%
    7/1/28                                                  330,000        344,939
  Carver Multifamily Housing Lake Grace 8.00%
    7/1/28                                                  200,000        206,032
  Chanhassen Multifamily Housing Heritage Park
    6.20% 7/1/30                                            300,000        319,269
  Coon Rapids Minnesota Multifamily Revenue -
    Margaret Place Series A 6.50% 5/1/25                    500,000        510,450
  Eden Prairie Minnesota Health Care Facilties Revenue
    Ref - Castle Ridge Care Center 5.70% 7/1/28           1,555,000      1,518,069
  Eden Prairie Multifamily Housing Subordinated -
    Tanager Creek 8.00% 6/20/31                             780,000        816,426
  Minneapolis Multifamily Housing - Olson Townhomes
    6.00% 12/1/19                                           800,000        826,952
  Minneapolis - Nicollet Towers Multifamily Housing
    6.00% 12/1/19                                           300,000        318,087
  Minnesota Housing Finance Authority Single Family
    Mortgage Series E 6.25% 1/1/23                           90,000         95,551
  Minnesota Housing Finance Authority Single Family
    Housing 5.875% 1/1/17                                   100,000        105,852
  Minnesota State Housing Finance Agency Single
    Family Mortgage Series K 5.75% 1/1/26                 1,000,000      1,030,380
  Minnetonka Multifamily Housing Beacon Hill Senior
    Housing Project 7.55% 6/1/19                            200,000        216,362
  Minnetonka, Minnesota Senior Housing Revenue -
    Westridge Senior Housing Project 6.30% 9/1/08           110,000        112,317
  Minnetonka, Minnesota Senior Housing Revenue -
    Westridge Senior Housing Project 6.50% 9/1/12           285,000        290,965
  Minnetonka, Minnesota Westridge Housing Revenue -
    Westridge Senior Housing Project 7.00% 9/1/27         1,275,000      1,298,358
  Moorhead Minnesota Economic Development Authority
    Multifamily Revenue Reference & Improvement
    Housing Development Eventide B 6.00% 6/1/18             870,000        875,446
  New Brighton Multifamily Polynesian Village 7.60%
    4/1/25                                                  300,000        321,069
  Oakdale Minnesota Elderly Housing Revenue PHM/
    Oakdale Project 6.00% 3/1/28                          1,800,000      1,828,944
  Oakdale,Minnesota Housing-Oak Meadows Project
    6.75% 4/1/15                                          1,500,000      1,581,720
  St. Anthony Multifamily Housing Chandler 6.05%
    11/20/16 (GNMA)                                         135,000        144,408
  St. Louis Park Multifamily Mortgage Revenue
    Tamarind Project 5.50% 11/1/13 (FNMA)                   125,000        128,243
  Stillwater Multifamily Housing Stillwater Cottages
    6.75% 11/1/11                                           205,000        211,535
  Stillwater Multifamily Housing Stillwater Cottages
    7.00% 11/1/27                                           340,000        352,594
  Stillwater Multifamily Housing Stillwater Cottages
    7.00% 11/1/16                                           680,000        705,187
                                                                      ------------
                                                                        14,542,460
                                                                      ------------

  INDUSTRIAL DEVELOPMENT REVENUE BONDS - 11.60%
  Andover, Minnesota Development Revenue -
    Downtown Center Project-Series A 7.00%
    12/1/12                                               1,640,000      1,682,591
  International Falls Minnesota Pollution Control
    Revenue - Boise Cascade Project 5.65%
    12/1/22                                               3,000,000      3,060,480
  Red Wing Industrial Development Revenue Kmart
    (First Mortgage) 5.50% 7/1/08                           300,000        303,279
                                                                      ------------
                                                                         5,046,350
                                                                      ------------

  LEASE/CERTIFICATES OF PARTICIPATION - 6.39%
  Beltrami County, Minnesota Housing & Redevelopment
    Authority Revenue Lease 6.10% 2/1/12                    460,000        484,596
  Rice County, Minnesota - Certificate of Participation
    6.00% 12/1/21                                           125,000        132,515
  Saint Cloud, Minnesota Certificate of Participation
    5.90% 12/1/17                                           400,000        410,572
  Stearns County Minnesota Housing & Redevelopment
    Authority Lease Revenue Administration Building
    Project Series A 5.15% 2/1/11                         1,705,000      1,751,615
                                                                      ------------
                                                                         2,779,298
                                                                      ------------

  POWER AUTHORITY REVENUE BONDS - 2.84%
  Bass Brook Pollution Control Revenue for Minnesota
    Power & Light 6.00% 7/1/22                              805,000        846,192
  Southern Minnesota Municipal Power Agency 5.75%
    1/1/18 (FGIC)                                           100,000        105,297
  Western Municipal Power Agency Revenue 6.125%
    1/1/16                                                  285,000        286,271
                                                                      ------------
                                                                         1,237,760
                                                                      ------------

  OTHER REVENUE BONDS - 9.11%
  Hibbing Economic Development Authority 6.40%
    2/1/12                                                  530,000        553,023
  Minneapolis Minnesota Community Development
    Agency Revenue - Holiday Inn Metrodome Project
    6.00% 12/1/01                                         1,100,000      1,110,428
  Minneapolis, Minnesota Community Development
    Agency(Common Bond Fund - Series 2) 6.20%
    6/1/17                                                  750,000        802,365
  Minneapolis, Minnesota Community Development
    Agency Revenue Limited Tax - Series 4 6.20%
    6/1/17                                                1,055,000      1,111,675
  Woodbury Golf Course Revenue 6.75% 2/1/22                 365,000        385,064
                                                                      ------------
                                                                         3,962,555
                                                                      ------------
  Total Municipal Bonds (cost $43,169,084)                              44,664,230
                                                                      ------------

  SHORT TERM INVESTMENTS - 3.07%
  Norwest Federated Municipal Money Market Fund           1,334,368      1,334,368
                                                                      ------------
  Total Short Term Investments (cost $1,334,368)                         1,334,368
                                                                      ------------

  TOTAL MARKET VALUE OF SECURITIES OWNED - 105.72%
    (COST $44,503,452)                                                  45,998,598
  LIABILITIES NET OF RECEIVABLES AND OTHER
    ASSETS - (5.72%)                                                    (2,489,485)
                                                                      ------------
  NET ASSETS APPLICABLE TO 4,058,844 SHARES
    ($.01 PAR VALUE) OUTSTANDING - 100.00%                             $43,509,113
                                                                      ============
  NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
    FUND A CLASS ($26,641,744 / 2,485,976 SHARES)                           $10.72
                                                                            ======
  NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
    FUND B CLASS ($12,359,485 / 1,152,403 SHARES)                           $10.72
                                                                            ======
  NET ASSET VALUE - MINNESOTA HIGH YIELD MUNICIPAL BOND
    FUND C CLASS ($4,507,884 / 420,465 SHARES)                              $10.72
                                                                            ======

  ------------------------
  AMBAC - Insured by the Ambac Indemnity Corporation
  FGIC - Insured by the Financial Guaranty Insurance Company
  FSA - Insured by Financial Security Assurance
  GNMA - Insured by the Government National Mortgage Association
  FNMA - Insured by the Federal National Mortgage Association

  COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
  Common Stock, $.01 par value, 100,000,000,000 shares
    authorized to the Fund with 10,000,000,000 shares allocated to Minnesota High Yield Municipal Bond Fund A Class
    10,000,000,000 shares allocated to Minnesota High Yield
    Municipal Bond Fund B Class 10,000,000,000 shares
    allocated to Minnesota High Yield Municipal Fund C Class           $42,002,374
  Underdistributed net investment income                                    23,400
  Accumulated net realized loss on investments                             (11,807)
  Net unrealized appreciation of investments                             1,495,146
                                                                      ------------
  Total Net Assets                                                     $43,509,113
                                                                      ============

  NET ASSET VALUE AND OFFERING PRICE FOR MINNESOTA
    HIGH YIELD MUNICIPAL BOND FUND A CLASS
  Net asset value per share (A)                                             $10.72
  Sales charge (3.75% of offering price or 3.92% of
    amount invested per share) (B)                                            0.42
                                                                           -------
  Offering price                                                            $11.14
                                                                           =======

  ------------------------
  (A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
  (B) See How to Buy Shares in the current Prospectus for purchases of
      $100,000 or more for Minnesota High Yield Municipal Bond Fund Class A.

See accompanying notes




STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30,1998
(UNAUDITED)

                                                        TAX-FREE       MINNESOTA
                            TAX-FREE     MINNESOTA      MINNESOTA     HIGH YIELD
                            MINNESOTA     INSURED     INTERMEDIATE     MUNICIPAL
                              FUND         FUND           FUND         BOND FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                  $12,549,985    $8,459,311    $1,676,068    $1,070,550
                          -----------    ----------    ----------    ----------

EXPENSES:
Management fees             1,065,240       740,396       117,522       117,681
Distribution expense          578,922       415,986        55,001        98,938
Dividend disbursing and
  transfer agent fees
  and expenses                163,920        91,350        20,040        19,286
Registration fees               6,738         6,900         7,260        13,939
Reports and statements to
  shareholders                 20,475        23,220         9,000        11,677
Accounting and administration 103,977        90,930        17,736         8,726
Professional fees              27,257        11,520         7,774         8,316
Custodian fees                    746         8,550         4,590         5,600
Taxes (other than taxes on
  income)                      20,750        12,550         2,790         2,780
Directors' fees                 4,210         3,540         3,300           459
Other                          39,845        47,682         7,115         1,142
                          -----------    ----------    ----------    ----------
                            2,032,080     1,452,624       252,128       288,544
Less expenses waived or
  absorbed                    (86,757)      (39,455)           --      (171,914)
                          -----------    ----------    ----------    ----------
Total net expenses          1,945,323     1,413,169       252,128       116,630
                          -----------    ----------    ----------    ----------
NET INVESTMENT INCOME      10,604,662     7,046,142     1,423,940       953,920
                          -----------    ----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments              954,826        33,297        88,998          (664)
Net change in unrealized
  appreciation/
  depreciation of
  investments                (127,667)      200,934      (295,762)      240,205
                          -----------    ----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAIN
  (LOSS) ON INVESTMENTS       827,159       234,231      (206,764)      239,541
                          -----------    ----------    ----------    ----------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS              $11,431,821    $7,280,373    $1,217,176    $1,193,461
                          ===========    ==========    ==========    ==========


See accompanying notes




STATEMENT OF CHANGES IN NET ASSETS

                            TAX-FREE MINNESOTA FUND       MINNESOTA INSURED FUND
                           -------------------------------------------------------
                           SIX MONTHS      YEAR         SIX MONTHS         YEAR
                              ENDED        ENDED           ENDED           ENDED
                             6/30/98      12/31/97       6/30/98         12/31/97
                           (UNAUDITED)                  (UNAUDITED)


INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income    $ 10,604,662   $ 22,233,984   $  7,046,142   $ 14,992,728
                         ------------   ------------   ------------   ------------
Net realized gain
  (loss) on investments       954,826      3,216,993         33,297      1,476,574
Net change in unrealized
  appreciation/
  depreciation of
  investments                (127,667)    13,746,414        200,934      7,964,819
                         ------------   ------------   ------------   ------------
Net increase in net
  assets resulting
  from operations          11,431,821     39,197,391      7,280,373     24,434,121
                         ------------   ------------   ------------   ------------

DISTRIBUTION TO SHAREHOLDERS FROM:

Net investment income:
  A Class                 (10,395,371)   (21,801,997)    (6,830,136)   (14,559,667)
  B Class                    (186,350)      (342,308)      (185,615)      (326,611)
  C Class                     (78,644)      (121,569)       (62,764)      (135,307)
                         ------------   ------------   ------------   ------------
                          (10,660,365)   (22,265,874)    (7,078,515)   (15,021,585)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:
  A Class                  11,445,013     30,690,547      6,597,334     16,105,669
  B Class                   1,166,722      2,901,401        959,009      2,803,647
  C Class                   1,657,419      1,258,502        213,307        726,891
Net asset value of shares
  issued upon reinvestment
  of dividends from net
  investment income
  A Class                   6,844,430     14,861,153      4,592,925     10,480,178
  B Class                     140,484        265,963        129,774        249,513
  C Class                      66,035        108,591         48,712        114,902
                         ------------   ------------   ------------   ------------
                           21,320,103     50,086,157     12,541,061     30,480,800
                         ------------   ------------   ------------   ------------

Cost of shares repurchased:
  A Class                 (24,737,471)   (73,076,182)   (17,577,317)   (52,017,149)
  B Class                    (300,127)    (1,502,411)      (447,107)    (1,207,521)
  C Class                    (362,562)    (1,472,994)      (251,406)      (973,441)
                         ------------   ------------   ------------   ------------
                          (25,400,160)   (76,051,587)   (18,275,830)   (54,198,111)
                         ------------   ------------   ------------   ------------
Decrease in net assets
  derived from capital
  share transactions       (4,080,057)   (25,965,430)    (5,734,769)   (23,717,311)
                         ------------   ------------   ------------   ------------

NET DECREASE IN NET
  ASSETS                   (3,308,601)    (9,033,913)    (5,532,911)   (14,304,775)

NET ASSETS:

Beginning of period       428,662,263    437,696,176    300,515,516    314,820,291
                         ------------   ------------   ------------   ------------
End of period            $425,353,662   $428,662,263   $294,982,605   $300,515,516
                         ============   ============   ============   ============


See accompanying notes




STATEMENT OF CHANGES IN NET ASSETS

                               TAX-FREE MINNESOTA          MINNESOTA HIGH YIELD
                                INTERMEDIATE FUND            MUNICIPAL BOND FUND
                           -------------------------------------------------------
                           SIX MONTHS        YEAR        SIX MONTHS        YEAR
                             ENDED           ENDED         ENDED           ENDED
                            6/30/98        12/31/97       6/30/98        12/31/97
                          (UNAUDITED)                   (UNAUDITED)


INCREASE IN NET ASSETS FROM OPERATIONS:

Net investment income     $ 1,423,940    $ 2,988,988    $   953,920    $ 1,229,469
Net realized gain
  (loss) on investments        88,998        638,280           (664)        (4,334)
Net change in unrealized
  appreciation/
  depreciation of
  investments                (295,762)       321,114        240,205      1,166,080
                         ------------   ------------   ------------   ------------
Net increase in net
  assets resulting
  from operations           1,217,176      3,948,382      1,193,461      2,391,215
                         ------------   ------------   ------------   ------------

DISTRIBUTION TO SHAREHOLDERS FROM:

Net investment income:
  A Class                  (1,372,804)    (2,915,016)      (609,543)      (783,576)
  B Class                     (20,795)       (26,474)      (253,746)      (312,756)
  C Class                     (31,227)       (52,600)       (93,626)      (109,945)
                         ------------   ------------   ------------   ------------
                           (1,424,826)    (2,994,090)      (956,915)    (1,206,277)
                         ------------   ------------   ------------   ------------


CAPITAL SHARE TRANSACTIONS:

Proceeds from shares sold:
  A Class                   3,328,324      7,081,491      9,207,831     12,612,422
  B Class                     397,513        669,318      4,487,801      5,453,844
  C Class                     485,959        810,790      1,606,643      2,470,327
Net asset value of
  shares issued upon
  reinvestment of
  dividends from net
  investment income
  A Class                   1,035,207      2,185,735        416,033        503,798
  B Class                      17,737         23,336        142,114        160,239
  C Class                      28,558         52,025         70,902         89,364
                         ------------   ------------   ------------   ------------
                            5,293,298     10,822,695     15,931,324     21,289,994
                         ------------   ------------   ------------   ------------

Cost of Shares Repurchased:
  A Class                  (5,785,104)   (18,684,272)    (2,146,554)      (903,309)
  B Class                    (160,569)      (205,353)      (536,123)      (475,668)
  C Class                    (446,631)      (510,897)      (372,119)      (405,467)
                         ------------   ------------   ------------   ------------
                           (6,392,304)   (19,400,522)    (3,054,796)    (1,784,444)
                         ------------   ------------   ------------   ------------
Increase/decrease in
  net assets derived
  from capital share
  transactions             (1,099,006)    (8,577,827)    12,876,528     19,505,550
                         ------------   ------------   ------------   ------------

NET INCREASE/DECREASE
  IN NET ASSETS            (1,306,656)    (7,623,535)    13,113,074     20,690,488

NET ASSETS:

Beginning of period        59,946,356     67,569,891     30,396,039      9,705,551
                         ------------   ------------   ------------   ------------
End of period             $58,639,700    $59,946,356    $43,509,113    $30,396,039
                         ============   ============   ============   ============

See accompanying notes





FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                 TAX-FREE MINNESOTA FUND - CLASS A
                 ----------------------------------------------------------------
                  SIX MONTHS    YEAR        YEAR      YEAR      YEAR      YEAR
                     ENDED     ENDED       ENDED     ENDED      ENDED     ENDED
                   6/30/981  12/31/973   12/31/96   12/31/95   12/31/94 12/31/93
                 (UNAUDITED)


Net asset value,
beginning of
period             $12.910    $12.400    $12.630    $11.330    $12.850    $12.210

Income from
investment
operations:
  Net investment
  income             0.325      0.654      0.630      0.620      0.630      0.640
  Net realized and
  unrealized gain
  (loss) on
  investment
  transactions       0.022      0.511     (0.230)     1.320     (1.480)     0.870
                  --------   --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.347      1.165      0.400      1.940     (0.850)     1.510
                  --------   --------   --------   --------   --------   --------

Less dividends and
distributions:
  Dividends from
  net investment
  income            (0.327)    (0.655)    (0.630)    (0.640)    (0.610)    (0.640)
  Distributions
  from net
  realized gain
  on investments        --         --         --         --     (0.050)    (0.230)
  In excess of net
  realized gains        --         --         --         --     (0.010)        --
                  --------   --------   --------   --------   --------   --------
  Total
  dividends and
  distributions     (0.327)    (0.655)    (0.630)    (0.640)    (0.670)    (0.870)
                  --------   --------   --------   --------   --------   --------

Net asset value,
end of period      $12.930    $12.910    $12.400    $12.630    $11.330    $12.850
                  ========   ========   ========   ========   ========   ========

Total Return2        2.70%      9.68%      3.33%     17.49%     (6.73%)    12.70%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)   $411,658   $417,365   $428,380   $455,220   $406,497   $458,145
  Ratio of
  expenses to
  average net
  assets             0.90%      0.91%      0.92%      0.93%      0.90%      1.02%
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         0.94%      0.95%      0.92%      0.93%      0.90%      1.02%
  Ratio of net
  investment
  income to
  average net
  assets             5.04%      5.22%      5.13%      5.11%      5.29%      5.02%
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         5.00%      5.18%      5.13%      5.11%      5.29%      5.02%
  Portfolio turnover   14%        19%        28%        51%        24%        32%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund
  Managers, Inc., as the Fund's investment manager.

See accompanying notes





                     TAX-FREE MINNESOTA FUND - CLASS B
                -------------------------------------------
                                                PERIOD FROM
                SIX MONTHS    YEAR       YEAR     8/15/954
                   ENDED      ENDED      ENDED       TO
                  6/30/981  12/31/973  12/31/96   12/31/95
                (UNAUDITED)


Net asset
value,
beginning
of period          $12.910    $12.400    $12.620    $11.900

Income from
investment
operations:
  Net investment
  income             0.274      0.574      0.560      0.450
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions       0.025      0.508     (0.220)     0.710
                  --------   --------   --------   --------
  Total from
  investment
  operations         0.299      1.082      0.340      1.160
                  --------   --------   --------   --------

Less dividends
and distributions:
  Dividends from
  net investment
  income            (0.279)    (0.572)    (0.560)    (0.440)
                  --------   --------   --------   --------
  Total
  dividends and
  distributions     (0.279)    (0.572)    (0.560)    (0.440)
                  --------   --------   --------   --------

Net asset
value, end
of period          $12.930    $12.910    $12.400    $12.620
                  ========   ========   ========   ========


Total Return2        2.32%      8.95%      2.83%      9.95%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $9,240     $8,215     $6,233     $2,701
  Ratio of
  expenses to
  average net
  assets             1.65%      1.56%      1.50%      1.38%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.69%      1.60%      1.67%      1.63%5
  Ratio of net
  investment
  income to
  average net
  assets             4.29%      4.57%      4.53%      4.43%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         4.25%      4.53%      4.36%      4.18%5
  Portfolio
  turnover             14%        19%        28%        51%
-----------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes







                             TAX-FREE MINNESOTA FUND - CLASS C
                 -----------------------------------------------------
                                                           PERIOD FROM
                SIX MONTHS    YEAR      YEAR       YEAR      5/4/944
                   ENDED     ENDED      ENDED      ENDED       TO
                 6/30/981  12/31/973  12/31/96   12/31/95   12/31/94
                (UNAUDITED)


Net asset
value,
beginning of
period             $12.920    $12.410    $12.630    $11.330    $11.960

Income from
investment
operations:
  Net
  investment
  income             0.277      0.564      0.540      0.530      0.340
  Net realized
  and unrealized
  gain (loss)
  on investment
  transactions       0.032      0.508     (0.220)     1.320     (0.610)
                  --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.309      1.072      0.320      1.850     (0.270)
                  --------   --------   --------   --------   --------

Less dividends
and distributions:
  Dividends from
  net investment
  income            (0.279)    (0.562)    (0.540)    (0.550)    (0.320)
  Distributions
  from net
  realized gain
  on investments        --        --          --         --     (0.040)
                  --------   --------   --------   --------   --------
  Total
  dividends
  and
  distributions     (0.279)    (0.562)    (0.540)    (0.550)    (0.360)
                  --------   --------   --------   --------   --------

Net asset
value, end
of period          $12.950    $12.920    $12.410    $12.630    $11.330
                  ========   ========   ========   ========   ========

Total Return2        2.39%      8.82%      2.64%     16.62%     (2.30%)

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $4,456     $3,083     $3,083     $2,319     $1,061
  Ratio of
  expenses to
  average net
  assets             1.65%      1.65%      1.67%      1.67%      1.72%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.69%      1.69%      1.67%      1.67%      1.72%5
  Ratio of net
  investment
  income to
  average net
  assets             4.29%      4.48%      4.38%      4.33%      4.56%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         4.25%      4.44%      4.38%      4.33%      4.56%5
  Portfolio
  turnover             14%        19%        28%        51%        24%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes






                                  MINNESOTA INSURED FUND - CLASS A
                 -----------------------------------------------------------------
                 SIX MONTHS     YEAR       YEAR      YEAR       YEAR        YEAR
                    ENDED      ENDED      ENDED     ENDED      ENDED       ENDED
                  6/30/981   12/31/973  12/31/96   12/31/95   12/31/94    12/31/93
                 (UNAUDITED)


Net asset
value,
beginning
of period          $10.940    $10.600    $10.730    $ 9.610    $11.020    $10.270

Income from
investment
operations:
  Net investment
  income             0.260      0.533      0.520      0.510      0.540      0.540
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions       0.011      0.341     (0.130)     1.140     (1.390)     0.840
                  --------   --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.271      0.874      0.390      1.650     (0.850)     1.380
                  --------   --------   --------   --------   --------   --------

Less dividends
and distributions:
  Dividends
  from net
  investment
  income            (0.261)    (0.534)    (0.520)    (0.530)    (0.520)    (0.540)
  Distributions
  from net
  realized
  gain on
  investments           --         --         --         --     (0.040)    (0.090)
                  --------   --------   --------   --------   --------   --------
  Total
  dividends
  and
  distributions     (0.261)    (0.534)    (0.520)    (0.530)    (0.560)    (0.630)
                  --------   --------   --------   --------   --------   --------

Net asset
value, end
of period          $10.950    $10.940    $10.600    $10.730     $9.610    $11.020
                  ========   ========   ========   ========   ========   ========



Total Return2        2.50%      8.49%      3.75%     17.52%     (7.88%)    13.80%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)   $282,300   $288,494   $304,877   $307,734   $284,132   $311,187
  Ratio of
  expenses to
  average
  net assets         0.92%      0.92%      0.92%      0.87%      0.61%      0.70%
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         0.95%      0.94%      0.92%      0.92%      0.94%      1.02%
  Ratio of net
  investment
  income to
  average net
  assets             4.79%      5.01%      4.93%      4.92%      5.29%      4.93%
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         4.76%      4.99%      4.93%      4.87%      4.96%      4.61%
  Portfolio
  turnover              7%        21%        14%        54%        25%        18%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.

See accompanying notes





                      MINNESOTA INSURED FUND - CLASS B
                 ------------------------------------------
                SIX MONTHS       YEAR      YEAR       YEAR
                     ENDED      ENDED     ENDED      ENDED
                   6/30/981  12/31/973  12/31/96   12/31/95
                (UNAUDITED)


Net asset
value,
beginning
of period          $10.930    $10.580    $10.720    $10.140

Income from
investment
operations:
  Net
  investment
  income             0.219      0.454      0.450      0.380
  Net realized
  and
  unrealized
  gain (loss)
  on investment
  transactions       0.011      0.348     (0.140)     0.580
                  --------   --------   --------   --------
  Total from
  investment
  operations         0.230      0.802      0.310      0.960
                  --------   --------   --------   --------

Less dividends
and distributions:
  Dividends
  from net
  investment
  income            (0.220)    (0.452)    (0.450)    (0.380)
                  --------   --------   --------   --------
  Total
  dividends
  and
  distributions     (0.220)    (0.452)    (0.450)    (0.380)
                  --------   --------   --------   --------

Net asset
value, end
of period          $10.940    $10.930    $10.580    $10.720
                  ========   ========   ========   ========


Total Return2        2.13%      7.77%      3.03%      9.59%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $9,574     $8,926     $6,817     $4,655
  Ratio of
  expenses to
  average net
  assets             1.67%      1.67%      1.56%      1.34%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.70%      1.69%      1.68%      1.64%5
  Ratio of net
  investment
  income to
  average net
  assets             4.04%      4.26%      4.29%      4.15%5
  Ratio of
  net investment
  income to
  average net
  assets prior
  to expense
  limitation         4.01%      4.24%      4.17%      3.85%5
  Portfolio
  turnover              7%        21%        14%        54%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc. as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes





                            MINNESOTA INSURED FUND - CLASS C
                 -----------------------------------------------------
                SIX MONTHS      YEAR       YEAR       YEAR       YEAR
                   ENDED       ENDED      ENDED      ENDED      ENDED
                 6/30/981    12/31/973  12/31/96   12/31/95   12/31/94
                (UNAUDITED)


Net asset
value,
beginning
of period          $10.940    $10.600    $10.730    $ 9.610    $10.230

Income from
investment
operations:
  Net investment
  income             0.219      0.454      0.440      0.430      0.300
  Net realized
  and unrealized
  gain (loss)
  on investment
  transactions       0.011      0.338     (0.130)     1.140     (0.620)
                  --------   --------   --------   --------   --------

  Total from
  investment
  operations         0.230      0.792      0.310      1.570     (0.320)
                  --------   --------   --------   --------   --------


Less dividends
and
distributions:
  Dividends
  from net
  investment
  income            (0.220)    (0.452)    (0.440)    (0.450)    (0.280)
  Distributions
  from net
  realized gain
  on investments        --         --         --         --     (0.020)
                  --------   --------   --------   --------   --------
  Total
  dividends
  and
  distributions     (0.220)    (0.452)    (0.440)    (0.450)    (0.300)
                  --------   --------   --------   --------   --------


Net asset
value, end
of period          $10.950    $10.940    $10.600    $10.730     $9.610
                  --------   --------   --------   --------   --------


Total Return2        2.13%      7.66%      2.98%     16.63%     (3.14%)

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $3,108     $3,096     $3,126     $3,166     $1,525
  Ratio of
  expenses to
  average net
  assets             1.67%      1.67%      1.68%      1.66%      1.36%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.70%      1.69%      1.68%      1.67%      1.68%5
  Ratio of net
  investment
  income to
  average net
  assets             4.04%      4.26%      4.18%      4.11%      4.68%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         4.01%      4.24%      4.18%      4.10%      4.36%5
  Portfolio
  turnover              7%        21%        14%        54%        25%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc. as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes





                           TAX-FREE MINNESOTA INTERMEDIATE FUND - CLASS A
                 ---------------------------------------------------------------
                SIX MONTHS     YEAR        YEAR       YEAR       YEAR      YEAR
                   ENDED       ENDED       ENDED      ENDED      ENDED      ENDED
                  6/30/981   12/31/973   12/31/96   12/31/95   12/31/94   12/31/93
                (UNAUDITED)


Net asset
value,
beginning
of period          $11.170    $10.990    $11.140    $10.500    $11.160    $10.830

Income from
investment
operations:
  Net investment
  income             0.270      0.535      0.510      0.510      0.450      0.470
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      (0.040)     0.180     (0.150)     0.640     (0.660)     0.370
                  --------   --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.230      0.715      0.360      1.150     (0.210)     0.840
                  --------   --------   --------   --------   --------   --------

Less dividends
and distributions:
  Dividends from
  net investment
  income            (0.270)    (0.535)    (0.510)    (0.510)    (0.450)    (0.470)
  Distributions
  from net
  realized gain
  on investments        --         --         --         --         --     (0.040)
                  --------   --------   --------   --------   --------   --------
  Total
  dividends
  and
  distributions     (0.270)    (0.535)    (0.510)    (0.510)    (0.450)    (0.510)
                  --------   --------   --------   --------   --------   --------


Net asset
value, end
of period          $11.130    $11.170    $10.990    $11.140    $10.500    $11.160
                  ========   ========   ========   ========   ========   ========

Total Return2        2.08%      6.69%      3.46%     11.00%     (1.91%)     7.88%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)    $55,905    $57,524    $66,024    $72,405    $84,168    $75,374
  Ratio of
  expenses to
  average net
  assets            0.82%       0.91%      0.89%      0.91%      0.92%      0.99%
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation        0.82%       0.95%      0.89%      0.91%      0.92%      0.99%
  Ratio of net
  investment
  income to
  average net
  assets            4.89%       4.86%      4.69%      4.61%      4.18%      4.18%
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation        4.89%       4.82%      4.69%      4.61%      4.18%      4.18%
  Portfolio
  turnover            15%         21%        28%        40%        42%        19%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.

See accompanying notes





                              TAX-FREE MINNESOTA
                         INTERMEDIATE FUND - CLASS B
                 ------------------------------------------
                SIX MONTHS     YEAR       YEAR       YEAR
                   ENDED       ENDED      ENDED      ENDED
                  6/30/981   12/31/973   12/31/96   12/31/95
                (UNAUDITED)


Net asset
value,
beginning
of period          $11.170    $10.990    $11.140    $10.950
                  --------   --------   --------   --------

Income from
investment
operations:
  Net investment
  income             0.225      0.437      0.440      0.170
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      (0.032)     0.190     (0.150)     0.190
                  --------   --------   --------   --------
  Total from
  investment
  operations         0.193      0.627      0.290      0.360
                  --------   --------   --------   --------

Less dividends:
  Dividends
  from net
  investment
  income            (0.223)    (0.447)    (0.440)    (0.170)
                  --------   --------   --------   --------
  Total
  dividends         (0.223)    (0.447)    (0.440)    (0.170)
                  --------   --------   --------   --------

Net asset
value, end
of period          $11.140    $11.170    $10.990    $11.140
                  ========   ========   ========   ========


Total Return2        1.75%      5.84%      2.74%      3.26%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $1,161       $910       $408        $27
  Ratio of
  expenses to
  average net
  assets             1.67%      1.81%      1.56%      1.30%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.67%      1.85%      1.62%      1.55%5
  Ratio of net
  investment
  income to
  average net
  assets             4.04%      3.96%      3.99%      3.93%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         4.04%      3.92%      3.93%      3.68%5
  Portfolio
  turnover             15%        21%        28%        40%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes





                     TAX-FREE MINNESOTA INTERMEDIATE FUND - CLASS C
                 -----------------------------------------------------
                SIX MONTHS       YEAR       YEAR       YEAR       YEAR
                     ENDED      ENDED      ENDED      ENDED      ENDED
                   6/30/981  12/31/973  12/31/96   12/31/95   12/31/94
                (UNAUDITED)


Net asset value,
beginning of
period             $11.170    $10.990    $11.130    $10.500    $10.740

Income from
investment
operations:
  Net investment
  income             0.224      0.440      0.430      0.420      0.240
  Net realized
  and unrealized
  gain (loss) on
  investment
  transactions      (0.041)     0.187     (0.140)     0.630     (0.240)
                  --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.183      0.627      0.290      1.050         --
                  --------   --------   --------   --------   --------

Less dividends:
  Dividends
  from net
  investment
  income            (0.223)    (0.447)    (0.430)    (0.420)    (0.240)
                  --------   --------   --------   --------   --------
  Total
  dividends         (0.223)    (0.447)    (0.430)    (0.420)    (0.240)
                  --------   --------   --------   --------   --------

Net asset
value, end
of period          $11.130    $11.170    $10.990    $11.130    $10.500
                  ========   ========   ========   ========   ========


Total Return2        1.66%      5.84%      2.69%     10.18%     (0.03%)

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $1,574     $1,512     $1,137       $694       $341
  Ratio of
  expenses to
   average net
  assets             1.67%      1.77%      1.64%      1.63%      1.71%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         1.67%      1.81%      1.64%      1.63%      1.71%5
  Ratio of net
  investment
  income to
  average net
  assets             4.04%      4.00%      3.94%      3.82%      3.35%5
  Ratio of
  net investment
  income to
  average net
  assets prior
  to expense
  limitation         4.04%      3.96%      3.94%      3.82%      3.35%5
  Portfolio
  turnover             15%        21%        28%        40%        42%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur
  Fund Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes





                      MINNESOTA HIGH YIELD                MINNESOTA HIGH YIELD
                  MUNICIPAL BOND FUND - CLASS A     MUNICIPAL BOND FUND - CLASS B
                --------------------------------   -------------------------------
                SIX MONTHS      YEAR       YEAR       YEAR       YEAR      YEAR
                     ENDED     ENDED      ENDED      ENDED      ENDED     ENDED
                   6/30/981  12/31/973  12/31/96   12/31/95   12/31/94   12/31/93
                (UNAUDITED)


Net asset value,
beginning
of period          $10.650    $10.180    $10.000    $10.660    $10.190    $ 9.780

Income from
investment
operations:
  Net investment
  income             0.297      0.643      0.350      0.262      0.557      0.290
  Net realized
  and unrealized
  gain on
  investment
  transactions       0.074      0.463      0.180      0.062      0.470      0.410
                  --------   --------   --------   --------   --------   --------
  Total from
  investment
  operations         0.371      1.106      0.530      0.324      1.027      0.700
                  --------   --------   --------   --------   --------   --------

Less dividends:
  Dividends
  from net
  investment
  income            (0.301)    (0.636)    (0.350)    (0.264)    (0.557)    (0.290)
                  --------   --------   --------   --------   --------   --------
  Total
  dividends:        (0.301)    (0.636)    (0.350)    (0.264)    (0.557)    (0.290)
                  --------   --------   --------   --------   --------   --------

Net asset
value, end
of period          $10.720    $10.650    $10.180    $10.720    $10.660    $10.190
                  ========   ========   ========   ========   ========   ========

Total Return2        3.51%     11.26%      5.40%      3.04%     10.41%      7.29%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)    $26,642    $19,017     $6,068    $12,359     $8,201     $2,738
  Ratio of
  expenses to
  average net
  assets            0.36%       0.09%      0.24%5     1.11%      0.85%      0.95%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation        1.32%       1.24%      1.25%5     2.07%      2.00%      2.00%5
  Ratio of net
  investment
  income to
  average net
  assets            5.60%       6.16%      5.78%5     4.85%      5.40%      5.14%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation        4.64%       5.01%      4.77%5     3.89%      4.25%      4.09%5
  Portfolio
  turnover             5%         23%        15%         5%        23%        15%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund
  Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes





                      MINNESOTA HIGH YIELD
                  MUNICIPAL BOND FUND - CLASS C
                --------------------------------
                SIX MONTHS       YEAR       YEAR
                     ENDED      ENDED      ENDED
                   6/30/981  12/31/973  12/31/96
                (UNAUDITED)


Net asset
value,
beginning
of period          $10.650    $10.180    $ 9.990

Income from
investment
operations:
  Net
  investment
  income             0.269      0.572      0.300
  Net
  realized and
  unrealized
  gain from
  investment
  transactions       0.063      0.455      0.190
                  --------   --------   --------
  Total from
  investment
  operations         0.332      1.027      0.490
                  --------   --------   --------

Less dividends:
  Dividends
  from net
  investment
  income            (0.262)    (0.557)    (0.300)
                  --------   --------   --------
  Total
 dividends:         (0.262)    (0.557)    (0.300)
                  --------   --------   --------

Net asset
value, end
of period          $10.720    $10.650    $10.180
                  ========   ========   ========

Total Return2        3.14%     10.41%      5.02%

Ratios and
supplemental
data:
  Net assets,
  end of period
  (000 omitted)     $4,508     $3,178       $900
  Ratio of
  expenses to
  average net
  assets             1.11%      0.83%      0.99%5
  Ratio of
  expenses to
  average net
  assets prior
  to expense
  limitation         2.07%      1.98%      2.00%5
  Ratio of net
  investment
  income to
  average net
  assets             4.85%      5.42%      4.90%5
  Ratio of net
  investment
  income to
  average net
  assets prior
  to expense
  limitation         3.89%      4.27%      3.89%5
  Portfolio
  turnover              5%        23%        15%

------------------------
1 Ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
3 Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund
  Managers, Inc., as the Fund's investment manager.
4 Commencement of operations.
5 Annualized.

See accompanying notes




NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
(UNAUDITED)

Delaware-Voyageur Tax-Free Minnesota Fund (formerly Voyageur Minnesota Tax Free Fund) ("Tax-Free Minnesota Fund"), a series of the Voyageur Tax Free Funds, Inc.; Delaware-Voyageur Minnesota Insured Fund (formerly Voyageur Minnesota Insured Fund)("Minnesota Insured Fund"), a series of the Voyageur Insured Funds, Inc.; Delaware-Voyageur Tax-Free Minnesota Intermediate Fund (formerly Voyageur Minnesota Limited Term Tax Free Fund)("Tax-Free Minnesota Intermediate Fund"), a series of the Voyageur Intermediate Tax Free Funds, Inc.; and Delaware-Voyageur Minnesota High Yield Municipal Bond Fund (formerly Voyageur Minnesota High Yield Municipal Bond
Fund)("Minnesota High Yield Municipal Bond Fund") a series of Voyageur Mutual Funds, Inc., (each referred to as a "Fund" or collectively as the "Funds") are registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. The Tax-Free Minnesota Fund, Minnesota Insured Fund, and Tax-Free Minnesota Intermediate Fund are registered as diversified funds. The Minnesota High Yield Municipal Bond Fund is registered as a non-diversified fund.

The Tax-Free Minnesota Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. Minnesota Insured Fund seeks high current income free from both federal and state income taxes with the added safety of an insured portfolio by investing in insured municipal bonds. The Tax-Free Minnesota Intermediate Fund seeks to preserve original investment principal while providing income free from both federal and state income taxes by investing in intermediate term investment grade municipal bonds. The Minnesota High Yield Municipal Bond Fund seeks high current income free from both federal and state income taxes by investing in medium and lower-grade municipal bonds. The Funds each offer 3 classes of shares.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.'s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC would acquire DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company ("DMC") became the investment adviser to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing agent and accounting service agent for the Funds.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all Funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premium are amortized to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains, if any, are distributed annually.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays DMC the Investment Manager of each Fund, an annual fee, which is calculated daily on the average daily net assets of each Fund.

DMC has elected to waive their fees and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses do not exceed the following percentages of average daily net assets through December 31, 1998.

                                                   TAX-FREE   MINNESOTA
                         TAX-FREE   MINNESOTA     MINNESOTA   HIGH YIELD
                        MINNESOTA    INSURED     INTERMEDIATE MUNICIPAL
                           FUND       FUND           FUND     BOND FUND
                       ------------------------------------------------
Management fee as a
  percentage of
  average daily
  net assets
  (per annum)              0.50%      0.50%          0.40%      0.65%
Operating expense
  limitation as a
  percentage of
  average daily net
  assets (per annum)       0.69%      0.71%          0.75%      0.25%
Expenses absorbed
  by DMC                 $86,757    $39,455            $--   $171,914



The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting and administration agent for each Fund. For the six-months ended June 30, 1998, the amounts expensed for each Fund were as follows:

                                                  TAX-FREE    MINNESOTA
                        TAX-FREE   MINNESOTA     MINNESOTA   HIGH YIELD
                        MINNESOTA   INSURED     INTERMEDIATE  MUNICIPAL
                          FUND       FUND           FUND      BOND FUND
                       ------------------------------------------------
Dividend disbursing,
  transfer agent
  fees and other
  expenses              $163,920    $91,350        $20,040      $19,286
Accounting and
  administration
  services              $103,977    $90,930        $17,736      $ 8,726

On June 30, 1998, the Funds had payables to affiliates as follows:

                                                  TAX-FREE    MINNESOTA
                        TAX-FREE   MINNESOTA     MINNESOTA   HIGH YIELD
                       MINNESOTA    INSURED     INTERMEDIATE  MUNICIPAL
                          FUND       FUND           FUND      BOND FUND
                       ------------------------------------------------
Investment Management
  fee Payable
  to DMC                $349,973   $254,300        $38,849      $   --
Dividend Disbursing,
  transfer agent fees,
  accounting fees and
  other expenses
  payable to DSC        $ 48,041   $ 32,724        $ 7,111      $ 7,365
Other expenses
  payable to DMC        $116,477   $ 84,150        $11,137      $19,583

Pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class for the Tax-Free Minnesota Fund, the Minnesota Insured Fund and the
Minnesota High Yield Municipal Bond Fund and 0.15% of the average daily net assets of the Tax-Free Minnesota Intermediate
Fund A Class and 1.00% of the average daily net assets of the B and C Class for each Series.

For the six-months ended June 30, 1998, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                                                  TAX-FREE    MINNESOTA
                        TAX-FREE   MINNESOTA     MINNESOTA   HIGH YIELD
                       MINNESOTA    INSURED     INTERMEDIATE  MUNICIPAL
                          FUND       FUND           FUND      BOND FUND
                       ------------------------------------------------
DDLP earned
  commissions on sales
  of the Fund A
  class shares           $34,157    $23,282         $3,842      $17,532

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

4. Investments
During the six months ended June 30, 1998 the Funds made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                                TAX-FREE      MINNESOTA
                    TAX-FREE     MINNESOTA     MINNESOTA     HIGH YIELD
                   MINNESOTA      INSURED     INTERMEDIATE    MUNICIPAL
                      FUND         FUND           FUND        BOND FUND
                 ------------------------------------------------------
Purchases        $30,562,514   $10,324,760     $4,230,275   $14,835,972
Sales            $36,229,238   $13,534,260     $5,144,415   $   939,020

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                TAX-FREE      MINNESOTA
                    TAX-FREE     MINNESOTA     MINNESOTA     HIGH YIELD
                   MINNESOTA      INSURED     INTERMEDIATE    MUNICIPAL
                     FUND           FUND          FUND        BOND FUND
                 ------------------------------------------------------
Cost of
  Investments   $392,088,366   $273,536,618   $56,276,191   $44,503,452
                ------------   ------------   -----------   -----------
Aggregate
  unrealized
  appreciation  $ 34,035,174   $ 22,458,029   $ 2,465,200   $ 1,495,146
Aggregate
  unrealized
  depreciation  $     78,705   $         --   $       139   $        --
                ------------   ------------   -----------   -----------
Net unrealized
  appreciation  $ 33,956,469   $ 22,458,029   $ 2,465,061   $ 1,495,146

For federal income tax purposes, as of December 31, 1997, Minnesota Insured Fund had a capital loss carryover of $6,053,203 that will expire in 2001, through 2003, Tax Free Minnesota Intermediate Fund had had a capital loss carryover of $11,494 that will expire in 2004, and Minnesota High Yield Municipal Bond Fund had a capital loss carryover of $11,143 that will expire in 2004 and 2005.


5. Capital Stock
Transactions in Capital Stock were as follows:


               TAX-FREE MINNESOTA FUND     MINNESOTA INSURED FUND
             ------------------------------------------------------
              SIX MONTHS        YEAR       SIX MONTHS       YEAR
                 ENDED          ENDED        ENDED         ENDED
                6/30/98       12/31/97      6/30/98       12/31/97
              (UNAUDITED)                 (UNAUDITED)
Shares sold:
  A Class       877,686      2,445,000      602,866      1,511,145
  B Class        90,471        230,517       87,885        262,553
  C Class       128,516         99,577       19,471         68,641

Shares issued upon reinvestment of
  dividends from net investment
  income:
  A Class       529,112      1,191,155      419,496        983,624
  B Class        10,872         21,253       11,863         23,426
  C Class         5,109          8,668        4,449         10,782
              ---------      ---------    ---------      ---------
              1,641,766      3,996,170    1,146,030      2,860,171
              ---------      ---------    ---------      ---------

Shares repurchased:
  A Class    (1,908,966)    (5,840,279)  (1,607,475)    (4,894,549)
  B Class       (23,298)      (118,151)     (41,146)      (113,408)
  C Class       (28,056)      (118,065)     (23,031)       (91,495)
              ---------      ---------    ---------      ---------
             (1,960,320)    (6,076,495)  (1,671,652)    (5,099,452)
              ---------      ---------    ---------      ---------

Net Increase
  (Decrease)   (318,554)    (2,080,325)    (525,622)    (2,239,281)
              ---------      ---------    ---------      ---------


                TAX-FREE MINNESOTA         MINNESOTA HIGH YIELD
                INTERMEDIATE FUND          MUNICIPAL BOND FUND
------------------------------------------------------------------
               SIX MONTHS      YEAR        SIX MONTHS       YEAR
                 ENDED         ENDED         ENDED         ENDED
                6/30/98      12/31/97       6/30/98      12/31/97
              (UNAUDITED)                 (UNAUDITED)
Shares sold:
  A Class       298,502       642,232       861,998     1,228,700
  B Class        35,564        60,795       419,640       531,417
  C Class        43,564        73,831       150,367       240,090

Shares issued upon reinvestment of
  dividends from net investment
  income:
  A Class        92,774       198,390        38,930       48,680
  B Class         1,588         2,115        13,289       15,493
  C Class         2,560         4,721         6,633        8,637
              ---------     ---------     ---------    ---------
                474,552       982,084     1,490,857    2,073,017
              ---------     ---------     ---------    ---------

Shares repurchased:
  A Class      (518,576)   (1,698,909)     (200,803)     (87,722)
  B Class       (14,411)      (18,602)      (50,163)     (46,061)
  C Class       (40,077)      (46,700)      (34,876)     (38,834)
              ---------     ---------     ---------    ---------
               (573,064)   (1,764,211)     (285,842)    (172,617)
              ---------     ---------     ---------    ---------

Net Increase
  (Decrease)    (98,512)     (782,127)    1,205,015    1,900,400
              ---------     ---------     ---------    ---------

6. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.



DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund

FOR TOTAL RETURN
Social Awareness Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
REIT Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Strategic Income Fund
U.S. Government Fund
Delaware-Voyageur
  U.S. Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Growth Portfolio
Balanced Portfolio
Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured and intermediate bond funds are available in selected states.

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

[GRAPHIC OMITTED: PHOTO OF KEYBOARD]

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE MINNESOTA MUNICIPAL BOND FUNDS, BUT IT MAY be used with prospective investors when preceded or accompanied by a current Prospectus for Minnesota Funds, which sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in each Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT MANAGER
Delaware Management Company
Philadelphia

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia

1818 Market Street
Philadelphia, PA 19103-3682



For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal. Shares of the Fund are not bank or credit union deposits.

[copyright] Delaware Distributors, L.P.

[PHOTO OMITTED: ASSORTED GLOBES]

[GRAPHIC OMITTED: LOGO OF DELAWARE INVESTMENTS
                  ----------------------------
                  Philadelphia * London]

Printed in the USA
on recycled paper
SA-MNALL [6/98] PP8/98
(934)